--------------------------------------------------------------------------------
Dear Shareholder:

     We are pleased to provide you with this Annual Report for the Merrill Lynch Funds For Institutions Series.

Merrill Lynch Premier Institutional Fund

     For the year ended April 30, 1999, Merrill Lynch Premier Institutional Fund's net yield was 5.19%. The Fund's seven-day annualized yield as of April 30, 1999 was 4.78%. The average portfolio maturity for Merrill Lynch Premier Institutional Fund at April 30, 1999 was 87 days, compared to 80 days at October 31, 1998.

     As the US economy has weathered the storm of global turmoil and continued to perform impressively during the six months ended April 30, 1999, Merrill Lynch Premier Institutional Fund's average life ranged from a low of 65 days to a high of 87 days. We kept the Fund's average life at the longer end of the allowable band since we believed that Federal Reserve Board policy would remain neutral for the foreseeable future.

     At the start of the six-month period ended April 30, 1999, yield spreads were very wide between corporate and US Treasury securities as a result of the uncertainty surrounding the health of the global financial system. We sought to take advantage of this spread widening by purchasing one-year floating rate securities indexed on the three-month London Interbank Offered Rate (LIBOR). In line with our belief that action by the Federal Reserve Board would remain on hold, we purchased callable US Government Agency securities, focusing on issues that provided us with the longest call protection. Later in the period, the yield curve became very flat for maturities between one and six months. At the same time, the yield curve became relatively steep for maturities between six months and one year. In this environment, we employed a barbell strategy, investing in a combination of one-month and one-year securities.

     Looking ahead, we still believe that action by the Federal Reserve Board will remain on hold as long as the inflation environment remains favorable.

Merrill Lynch Institutional Fund

     For the year ended April 30, 1999, Merrill Lynch Institutional Fund's net yield was 5.13%. The Fund's seven-day net annualized yield as of April 30, 1999 was 4.77%. The average portfolio maturity for Merrill Lynch Institutional Fund at April 30, 1999 was 85 days, compared to 72 days at October 31, 1998.

     During the six months ended April 30, 1999, Merrill Lynch Institutional Fund's average life ranged from a low of 60 days to a high of 86 days, as the US economy continued to show robust growth with no signs of inflation. We kept our average life at the long end of the allowable spectrum since we thought that uncertainties in the global economy would keep Federal Reserve Board monetary policy on hold.

     Early in the six-month period ended April 30, 1999, in view of the turmoil overseas, we focused on six-month to nine-month US Government Agency discount notes, which provided good relative value compared to commercial paper of the same maturity. Later in the six-month period, the yield curve became very flat for maturities between one month and six months. At the same time, the yield curve became relatively steep for maturities between six months and one year. In this environment, we used a barbell strategy, investing in a combination of one-month and one-year securities. In addition, we purchased floating rate securities, focusing on those linked to the prime rate and the three-month Treasury bill.

     Looking ahead, we believe that changes by the Federal Reserve Board will remain on hold as long as the inflation environment remains favorable.

Merrill Lynch Rated Institutional Fund

     For the period ended April 30, 1999, Merrill Lynch Rated Institutional Fund's net annualized yield was 5.11%. The Fund's seven-day net annualized yield as of April 30, 1999 was 4.74%. The average portfolio maturity for Merrill Lynch Rated Institutional Fund at April 30, 1999 was 48 days, compared to 47 days at October 31, 1998.

     During the six months ended April 30, 1999, Merrill Lynch Rated Institutional Fund's average life ranged from a low of 38 days to a high of 61 days. Early in the period, we focused on asset-backed commercial paper as investors looked to avoid longer-term transactions, creating more supply in the short end of the yield curve. Later in the period, the yield curve became very flat for maturities between one month and six months. At the same time, the yield curve became relatively steep for maturities between six months and one year. In this environment, we employed a barbell strategy, investing in a combination of one-month and one-year securities. During the period we experienced significant erosion in the net assets of the Fund. This development has caused us to increase our overnight investments to provide maximum liquidity for our shareholders.

     Looking ahead, we believe that Federal Reserve Board policy will remain unchanged as long as the inflation environment remains favorable. We will continue to keep our average life on the shorter end while we develop a history of the Fund's seasonal asset flows.

Merrill Lynch Government Fund

     For the year ended April 30, 1999, Merrill Lynch Government Fund's net yield was 5.04%. The Fund's seven-day net annualized yield as of April 30, 1999 was 4.66%. The average portfolio maturity for Merrill Lynch Government Fund at April 30, 1999 was 59 days, compared to 52 days at October 31, 1998.

     During the six months ended April 30, 1999, Merrill Lynch Government Fund's average life ranged from a low of 48 days to a high of 60 days. For the most part, we held the average life toward the upper end of the range because an accommodative Federal Reserve Board held interest rates in check. Throughout most of the six-month period we limited our overnight investments, given the decline in Treasury issuance, which held financing levels low. On the longer end, we utilized one-year and two-year US Government Agency securities at attractive spreads to comparably dated Treasury securities. As a hedge against a potential rise in interest rates, we increased our floating rate position from 25% of net assets to over 40%, favoring prime-based and bill-based indexes.

     Looking ahead, we believe that interest rates will remain range-bound as prospects of inflation remain distant, despite a relatively strong economy.

Merrill Lynch Treasury Fund

     For the year ended April 30, 1999, Merrill Lynch Treasury Fund's net yield was 4.66%. The Fund's seven-day net annualized yield as of April 30, 1999 was 4.29%. The average portfolio maturity for Merrill Lynch Treasury Fund at April 30, 1999 was 56 days, compared to 50 days at October 31, 1998.

     For the six months ended April 30, 1999, Merrill Lynch Treasury Fund's average life ranged from a low of 44 days to a high of 60 days. We attempted to hold our interest rate profile toward the longer end of this range because of strong technical conditions. Despite the tendency of the Treasury to fund itself seasonally with cash management bills, overall issuance declined. This caused us to favor Treasury notes over bills for yield, while bills still provided the Fund with same-day liquidity. Recent increases in the Treasury's short-term borrowing needs coupled with a reversal of the "flight to quality" earlier in the period have narrowed the spread between Treasury issues and other types of securities to their tightest levels in recent history. As a result, we expect to maintain an optimistic investment outlook.

Merrill Lynch Institutional Tax-Exempt Fund

     For the year ended April 30, 1999, Merrill Lynch Institutional Tax-Exempt Fund's net yield was 3.17%. The Fund's seven-day net annualized yield as of April 30, 1999 was 3.36%. The average portfolio maturity for Merrill Lynch Institutional Tax-Exempt Fund at April 30, 1999 was 34 days, compared to 31 days at October 31, 1998.

     We continued to maintain a neutral approach to the short-term municipal market during the six months ended April 30, 1999. While the average life of the Fund fluctuated around the 35-day range, a reduced amount of new longer-dated municipal issuance limited our opportunities to extend the Fund's average life.

     Despite an unsettled global financial environment, the domestic economy continued to weather these external factors and generate economic growth that trended above estimates. The Federal Reserve Board continued to balance its interest rate policy between cushioning the domestic financial system from unsettling world events while maintaining the current economic expansion. After the Federal Reserve Board reduced the Federal Funds rate to 4.75% at the November Federal Open Market Committee meeting, it was able to leave interest rates unchanged for the remainder of the six-month period. Investors wary of the continued economic strength and inflation implications allowed one-year Treasury bill yields to rise from a low in the 3.95% range to the 4.75% range at the end of the six-month period. Until April, this rise in Treasury yields did little to change yields of equivalent one-year municipal notes, which were in the 2.90%--3.00% range for the majority of the period. The main reason for this disparity in municipal yields was the increased demand created from declining short-term municipal issuance combined with the seasonal increase in tax-exempt money fund assets, especially in the first three months of the calendar year.

     The Fund was well situated in the beginning of the period because it was structured to take advantage of an anticipated spike in variable rate demand notes (VRDN) that generally occurs from seasonal year-end pressures. We utilized this asset growth to increase the Fund's VRDN position and selectively purchased tax-exempt commercial paper (TECP) and a limited amount of municipal notes to help stabilize the Fund's yield later in the period. The Fund's net assets reached a high of $2.4 billion in December, when we increased the Fund's purchases of TECP and municipal notes seeking to stabilize its yield. However, with yields on VRDN securities declining to historically low levels as compared to their taxable counterparts, the Fund's yields declined as well. The Fund, which must hold a percentage of these securities for liquidity purposes, experienced a decline in yields to levels unattractive on an equivalent taxable basis, despite being attractive relative to other similar tax-exempt funds. As a result, the Fund's net assets declined steadily to a low of $1.7 billion in April. However, with a combination of quarter-end pressures at the end of March and tax-exempt money funds experiencing tax-related redemptions in April, yields on VRDNs adjusted themselves to attractive levels that enhanced the Fund's yield. As a result, the Fund's net assets increased to end the April period at nearly $2.0 billion.

     Overall the Fund performed well above the average of its peers for the year, as measured by Lipper Analytical Services. We accomplished this by utilizing a strategy that balanced the domestic interest rate changes with the various supply imbalances that affect the municipal market. The strategies employed allowed the Fund to offer an attractive yield to its shareholders throughout the year.

     In the coming months, we expect to continue to employ a neutral investment strategy. We will continue to monitor changing economic conditions and adjust our outlook accordingly. We will seek to enhance and stabilize the Fund's yield utilizing TECP and municipal notes as municipalities come to market with their annual issuance. Finally, we will continue to closely monitor credit quality while seeking to offer an attractive yield to our shareholders.

     We thank you for your continued interest in Merrill Lynch Funds For Institutions Series, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,

/s/ Robert W. Crook
    Robert W. Crook
    President and Trustee
    Merrill Lynch Funds For Institutions Series

/s/ P. Michael Walsh
    P. Michael Walsh
    Vice President and Portfolio Manager
    Merrill Lynch Premier Institutional Fund
    Merrill Lynch Institutional Fund
    Merrill Lynch Rated Institutional Fund

/s/ Kevin Schiatta
    Kevin Schiatta
    Vice President and Portfolio Manager
    Merrill Lynch Institutional Tax-Exempt Fund

/s/ John Ng
    John Ng
    Vice President and Portfolio Manager
    Merrill Lynch Government Fund
    Merrill Lynch Treasury Fund

May 27, 1999

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments
April 30, 1999

=====================================================================================================================
                                                                             Interest        Maturity       Value
                  Face Amount                                                  Rate*           Date       (Note 1a)
=====================================================================================================================
U.S.              $ 13,800,000  U. S. Treasury Bills ......................    3.75%         10/14/99    $ 13,519,377
Government &        80,000,000  U. S. Treasury Bills ......................    3.89          10/14/99      78,372,278
Agency              25,000,000  U. S. Treasury Bills ......................    4.25          01/06/00      24,239,583
Issues -- 10.9%     12,500,000  U.S. Treasury Notes .......................    5.88          11/15/99      12,699,219
                   166,000,000  U.S. Treasury Notes .......................    5.63          12/31/99     166,933,750
                    15,000,000  U.S. Treasury Notes .......................    5.38          01/31/00      15,063,867
                    12,500,000  U.S. Treasury Notes .......................    7.75          01/31/00      12,769,531
                    24,310,000  U.S. Treasury Notes .......................    5.88          02/15/00      24,507,519
                    23,000,000  U.S. Treasury Notes .......................    5.63          04/30/00      23,167,109
                    12,500,000  U.S. Treasury Notes .......................    6.25          05/31/00      12,679,688
                    15,000,000  U.S. Treasury Notes .......................    5.38          07/31/00      15,084,375
                    30,000,000  U.S. Treasury Notes .......................    4.63          11/30/00      29,857,032
                    10,000,000  U.S. Treasury Notes .......................    4.63          12/31/00       9,946,875
                    80,000,000  U.S. Treasury Notes .......................    4.50          01/31/01      79,387,504
                    20,000,000  U.S. Treasury Notes .......................    5.00          04/30/01      20,018,750
                    25,000,000  Federal Home Loan Banks ...................    4.98          01/19/00      24,967,500
                    25,000,000  Federal Home Loan Banks ...................    4.98          02/16/00      24,980,000
                    25,000,000  Federal Home Loan Banks ...................    4.95          11/20/00      24,900,000
                    25,000,000  Federal Home Loan Mortgage Corp.               5.05          11/17/00      24,912,500
                    25,000,000  Federal Home Loan Mortgage Corp.               5.13          11/24/00      24,935,000
                    25,000,000  Federal Home Loan Mortgage Corp.               5.18          11/24/00      24,953,125
                    12,500,000  Federal Home Loan Mortgage Corp.               5.25          01/19/01      12,474,000
                    25,000,000  Federal Home Loan Mortgage Corp.               5.15          01/26/01      24,913,750
                    40,000,000  Federal National Mortgage Assoc. ..........    4.98          05/12/99      40,000,000
                    25,000,000  Federal National Mortgage Assoc. ..........    5.21          01/26/01      24,933,000
                    41,455,000  Federal National Mortgage Assoc. ..........    5.41          03/22/01      41,437,589
                    25,000,000  Federal National Mortgage Assoc. ..........    5.38          03/27/01      24,980,750
                    25,000,000  Federal National Mortgage Assoc. ..........    5.40          03/27/01      24,980,250
                    24,900,000  Federal National Mortgage Assoc. ..........    5.38          04/06/01      24,878,586
                    10,280,000  Student Loan Marketing Assoc. .............    5.89          11/17/99      10,328,522
                    19,000,000  Federal Farm Credit Banks D/N .............    4.64          05/14/99      18,968,164
                    25,000,000  Federal Farm Credit Banks D/N .............    4.30          10/29/99      24,406,722
                    20,000,000  Federal Home Loan Banks D/N ...............    4.26          10/15/99      19,562,089
                    25,000,000  Federal National Mortgage Assoc. D/N           4.68          06/08/99      24,876,500
                     5,000,000  Federal National Mortgage Assoc. D/N           4.68          06/09/99       4,974,650

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 1999

===================================================================================================================
                                                                             Interest    Maturity        Value
                   Face Amount                                                Rate*        Date        (Note 1a)
===================================================================================================================
U.S.              $ 25,000,000  Federal National Mortgage Assoc. D/N           4.60%     07/07/99    $   24,780,389
Government &        15,931,000  Federal National Mortgage Assoc. D/N           4.59      07/08/99        15,788,966
Agency              31,000,000  Federal National Mortgage Assoc. D/N           4.60      07/15/99        30,695,167
Issues              70,000,000  Federal National Mortgage Assoc. D/N           4.53      08/16/99        69,017,978
(continued)         10,600,000  Federal National Mortgage Assoc. D/N           4.60      08/20/99        10,445,735
-------------------------------------------------------------------------------------------------------------------
                                Total U.S. Government & Agency
                                Issues (Cost $1,162,028,976) ..............                           1,160,337,389
-------------------------------------------------------------------------------------------------------------------
U.S.                95,000,000  Federal Home Loan Banks ...................    4.99      09/02/99        94,983,863
Governmen           25,000,000  Federal Home Loan Banks ...................    4.91      11/09/99        24,992,267
Agency              48,500,000  Federal Home Loan Banks ...................    4.91      11/12/99        48,484,712
Issues --           50,000,000  Federal Home Loan Banks ...................    4.91      11/16/99        49,980,918
Variable            30,000,000  Federal Home Loan Banks ...................    5.00      04/28/00        29,988,098
Rate -- 7..9%      150,000,000  Federal Home Loan Mortgage Corp.               4.96      04/14/00       149,928,484
                    10,000,000  Federal National Mortgage Assoc. ..........    4.59      07/26/99         9,996,021
                    50,000,000  Federal National Mortgage Assoc. ..........    4.86      07/30/99        49,989,641
                    18,000,000  Federal National Mortgage Assoc. ..........    4.54      09/22/99        17,987,445
                    48,000,000  Federal National Mortgage Assoc. ..........    4.96      10/27/99        47,988,925
                    30,000,000  Student Loan Marketing Assoc. .............    4.57      08/02/99        29,981,233
                    50,000,000  Student Loan Marketing Assoc. .............    4.86      01/12/00        49,993,546
                    60,000,000  Student Loan Marketing Assoc. .............    4.77      02/02/00        59,989,072
                    76,000,000  Student Loan Marketing Assoc. .............    4.79      02/04/00        75,986,058
                   100,000,000  Student Loan Marketing Assoc. .............    5.11      02/14/00        99,945,739
-------------------------------------------------------------------------------------------------------------------
                                Total U.S. Government Agency
                                Issues -- Variable Rate
                                (Cost $840,216,022) .......................                             840,216,022
-------------------------------------------------------------------------------------------------------------------
Certificate of      75,000,000  Fleet National Bank, RI ...................    4.90      04/17/00        74,965,714
Deposit --
Variable
Rate -- 0.7%
-------------------------------------------------------------------------------------------------------------------
                                Total Certificate of Deposit --
                                Variable Rate (Cost $74,965,714) ..........                              74,965,714
-------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 1999

===============================================================================================================
                                                                           Interest    Maturity        Value
                   Face Amount                                              Rate*        Date        (Note 1a)
===============================================================================================================
Euro               $45,000,000  Abbey National Treasury Services PLC         5.03%     10/29/99    $ 45,000,000
Certificates of     43,000,000  Abbey National Treasury Services PLC         4.97      11/01/99      43,000,000
Deposit --          75,000,000  Svenska Handelsbanken, London ...........    4.94      05/18/99      74,999,474
Variable            75,000,000  Svenska Handelsbanken, London ...........    4.94      08/19/99      74,983,417
Rate -- 2.3%        10,000,000  Svenska Handelsbanken, London ...........    5.00      09/24/99       9,997,525
---------------------------------------------------------------------------------------------------------------
                                Total Euro Certificates of
                                Deposit -- Variable Rate
                                (Cost $247,980,416) .....................                           247,980,416
---------------------------------------------------------------------------------------------------------------
Yankee              50,000,000  Bank of Nova Scotia, Portland ...........    4.97      07/06/99      50,001,939
Certificates of     25,000,000  Bayerische Hypo-Und Vereinsbank
Deposit -- 5.2%                   AG, NY ................................    5.27      03/03/00      25,005,121
                    50,000,000  Canadian Imperial Bank of
                                  Commerce, NY ..........................    5.10      04/12/00      49,938,490
                    90,000,000  Commerzbank AG, NY ......................    5.09      02/16/00      89,895,858
                    25,000,000  Commerzbank AG, NY ......................    5.19      02/25/00      24,991,314
                    60,000,000  Deutsche Bank AG, NY ....................    5.13      04/20/00      59,944,753
                    15,000,000  Landesbank Hessen-Thuringen
                                  Girozentrale, NY ......................    5.22      02/29/00      14,998,419
                    50,000,000  National Bank of Canada, N...............    5.17      04/10/00      49,969,657
                    22,000,000  Societe Generale, NY ....................    5.69      07/16/99      22,027,470
                    75,000,000  Societe Generale, NY ....................    5.20      03/15/00      74,977,572
                    25,000,000  Svenska Handelsbanken, NY ...............    5.79      05/07/99      24,999,803
                    20,000,000  Svenska Handelsbanken, NY ...............    5.78      05/28/99      19,999,009
                    50,000,000  Svenska Handelsbanken, NY ...............    5.75      06/09/99      49,996,420
---------------------------------------------------------------------------------------------------------------
                                Total Yankee Certificates of
                                Deposit (Cost $556,817,373) .............                           556,745,825
---------------------------------------------------------------------------------------------------------------
Yankee              20,000,000  Credit Suisse First Boston, NY ..........    5.02      05/12/99      20,000,000
Certificates of     50,000,000  Deutsche Bank AG, NY ....................    4.89      04/17/00      49,971,304
Deposit --          80,000,000  Societe Generale, NY ....................    4.85      05/07/99      79,999,204
Variable            50,000,000  Societe Generale, NY ....................    4.99      08/11/99      49,990,796
Rate - 3.3%         73,000,000  Societe Generale, NY ....................    4.87      03/03/00      72,963,675
                    25,000,000  Svenska Handelsbanken, NY ...............    4.82      07/21/99      24,996,719
                    50,000,000  Toronto-Dominion Bank Ltd., NY ..........    4.81      07/13/99      49,993,500
---------------------------------------------------------------------------------------------------------------
                                Total Yankee Certificates of
                                Deposit -- Variable Rate
                                (Cost $347,915,198) .....................                           347,915,198
---------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 1999

==================================================================================================================
                                                                             Interest    Maturity        Value
                     Face Amount                                              Rate*        Date        (Note 1a)
==================================================================================================================
Time                $185,000,000   Chase Manhattan Bank ...................    5.00%     05/03/99    $ 185,000,000
Deposits -- 3.8%      80,000,000   Deutsche Bank AG, Grand Cayman .........    4.94      05/03/99       80,000,000
                     133,760,000   SunTrust Bank, Grand Cayman ............    5.00      05/03/99      133,760,000
------------------------------------------------------------------------------------------------------------------
                                   Total Time Deposits
                                   (Cost $398,760,000) ....................                            398,760,000
------------------------------------------------------------------------------------------------------------------
Bank Notes --         50,000,000   FCC National Bank, Wilmington ..........    5.00      10/01/99       50,004,666
1.1%                  39,000,000   First National Bank of Chicago .........    5.73      05/19/99       38,999,127
                      24,000,000   First Union National Bank of North
                                     Carolina .............................    5.30      03/01/00       24,000,000
------------------------------------------------------------------------------------------------------------------
                                   Total Bank Notes
                                   (Cost $113,001,174) ....................                            113,003,793
------------------------------------------------------------------------------------------------------------------
Bank Notes --         50,000,000   American Express Centurion Bank ........    4.95      05/03/00       50,000,000
Variable              90,000,000   Comerica Bank ..........................    4.88      05/01/00       89,938,439
Rate -- 5.3%          50,000,000   FCC National Bank ......................    4.81      05/12/99       49,999,118
                      95,000,000   First Union National Bank ..............    4.94      09/01/99       95,000,000
                      50,000,000   First Union National Bank ..............    5.02      11/16/99       49,997,274
                      50,000,000   Harris Trust & Savings .................    4.91      04/05/00       49,981,695
                      25,000,000   National City Bank, Ohio ...............    4.88      03/29/00       24,984,394
                     125,000,000   NationsBank, N.A. ......................    4.91      04/05/00      124,954,237
                      27,700,000   Old Kent Bank ..........................    4.81      06/30/99       27,697,309
------------------------------------------------------------------------------------------------------------------
                                   Total Bank Notes -- Variable Rate
                                   (Cost $562,552,466) ....................                            562,552,466
------------------------------------------------------------------------------------------------------------------
Corporate             13,630,000   Associates Corp. of North America ......    6.13      11/12/99       13,701,966
Notes -- 3.5%         50,000,000   Beta Finance Inc. ......................    5.15      01/13/00       49,970,000
                      50,000,000   Beta Finance Inc. ......................    5.20      03/01/00       50,000,000
                      40,000,000   Beta Finance Inc. ......................    5.26      03/08/00       40,013,600
                      22,000,000   Chrysler Financial Corp. ...............    6.44      06/16/99       22,016,197
                      15,424,000   Chrysler Financial Corp. ...............   12.75      11/01/99       15,989,598
                       3,358,622   Copelco Capital Funding Trust,
                                     Class A ..............................    5.68      08/16/99        3,358,287
                      23,500,000   General Electric Capital Corp. .........    4.95      05/03/00       23,500,000
                       5,000,000   International Lease Finance Corp. ......    6.44      05/03/99        5,000,157
                       8,500,000   Lehman Brothers Holdings Inc. ..........   10.00      05/15/99        8,513,157
                      16,000,000   Lehman Brothers Holdings Inc. ..........    6.92      06/01/99       16,018,407
                      14,900,000   Lehman Brothers Holdings Inc. ..........    7.63      07/15/99       14,967,795
                       5,000,000   Lehman Brothers Holdings Inc. ..........    6.90      07/15/99        5,022,750
                       5,500,000   Lehman Brothers Holdings Inc. ..........    6.30      08/11/99        5,515,015
                      25,000,000   Lehman Brothers Holdings Inc. ..........    6.44      08/13/99       25,079,250

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 1999

==============================================================================================================
                                                                          Interest    Maturity        Value
                 Face Amount                                               Rate*        Date        (Note 1a)
==============================================================================================================
Corporate        $20,000,000  Lehman Brothers Holdings Inc. ............    6.84%     10/07/99    $ 20,130,000
Notes             24,000,000  Wells Fargo & Co. ........................    5.31      03/31/00      24,027,360
(continued)       25,000,000  Wells Fargo & Co. ........................    5.23      04/10/00      25,042,500
--------------------------------------------------------------------------------------------------------------
                              Total Corporate Notes
                              (Cost $367,749,388) ......................                           367,866,039
--------------------------------------------------------------------------------------------------------------
Corporate         65,000,000  Abbey National Treasury Services PLC          4.87      07/15/99      64,990,222
Notes --          50,000,000  Abbey National Treasury Services PLC          4.79      07/20/99      49,991,233
Variable          85,000,000  Abbey National Treasury Services PLC          4.94      08/17/99      84,964,300
Rate -- 10.9%     25,000,000  American Honda Finance Corp. .............    5.07      11/29/99      24,999,250
                  50,000,000  American Honda Finance Corp. .............    4.97      04/10/00      49,985,230
                  70,000,000  Bear Stearns Companies Inc. ..............    4.90      06/15/99      70,000,000
                  25,000,000  Citigroup Inc. ...........................    5.07      02/03/00      25,033,500
                  26,700,000  CIT Group Holdings Inc. ..................    4.80      05/24/99      26,698,851
                  30,000,000  CIT Group Holdings Inc. ..................    4.83      08/30/99      30,000,000
                  50,000,000  CIT Group Holdings Inc. ..................    4.89      03/27/00      49,970,200
                  54,000,000  Ford Motor Credit Co. ....................    4.95      05/05/00      54,000,000
                  21,000,000  General Electric Capital Corp. ...........    4.82      06/03/99      20,999,068
                  20,000,000  General Electric Capital Corp. ...........    5.03      09/03/99      20,002,000
                  30,000,000  General Electric Capital Corp. ...........    4.95      04/12/00      30,001,350
                  15,000,000  General Motors Acceptance Corp. ..........    5.07      06/04/99      15,000,057
                  30,000,000  General Motors Acceptance Corp. ..........    4.89      07/06/99      29,995,980
                  23,000,000  General Motors Acceptance Corp. ..........    4.91      08/26/99      22,994,250
                  15,000,000  General Motors Acceptance Corp. ..........    4.90      10/08/99      14,996,100
                  36,000,000  General Motors Acceptance Corp. ..........    5.17      12/01/00      35,992,800
                  22,000,000  General Motors Acceptance Corp. ..........    5.05      02/27/01      22,000,000
                  15,000,000  Goldman Sachs Group L.P. .................    5.08      05/12/00      14,997,000
                  20,000,000  Household Finance Corp. ..................    4.95      09/13/99      19,998,000
                   6,600,000  Lehman Brothers Holdings Inc. ............    5.32      05/18/99       6,600,966
                  25,000,000  Lehman Brothers Holdings Inc. ............    5.06      05/24/99      25,001,866
                  28,000,000  Lehman Brothers Holdings Inc. ............    5.05      08/20/99      27,781,600
                  90,000,000  Liberty Lighthouse US Cap Co., LLC            4.98      10/08/99      90,002,700
                  50,000,000  Liberty Lighthouse US Cap Co., LLC            4.98      10/15/99      50,001,500
                  25,000,000  Pepsico Inc. .............................    4.81      08/19/99      24,986,750

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 1999

================================================================================================================
                                                                          Interest    Maturity        Value
                   Face Amount                                             Rate*        Date        (Note 1a)
================================================================================================================
Corporate         $ 34,000,000  Racers 1998-MM-7-1 .....................    4.92%     08/13/99    $   34,000,000
Notes --            47,500,000  Racers 1998-MM-12-3 ....................    5.03      01/21/00        47,500,000
Variable            20,000,000  Xerox Capital (Europe) PLC .............    4.89      08/20/99        19,996,000
Rate                40,000,000  Xerox Capital (Europe) PLC .............    4.87      04/06/00        39,968,636
(continued)         20,000,000  Wells Fargo & Co. ......................    4.88      04/26/00        19,987,840
----------------------------------------------------------------------------------------------------------------
                                Total Corporate Notes -- Variable
                                Rate (Cost $1,163,663,082) .............                           1,163,437,249
----------------------------------------------------------------------------------------------------------------
Euro Notes --       75,000,000  BankAmerica Corporation ................    8.38      12/15/99        76,365,000
Variable
Rate -- 0.7%
----------------------------------------------------------------------------------------------------------------
                                Total Euro Notes -- Variable Rate
                                (Cost $76,458,690) .....................                              76,365,000
----------------------------------------------------------------------------------------------------------------
Master Notes       250,000,000  Goldman Sachs Group L.P. ...............    4.83      11/18/99       250,000,000
Variable            30,000,000  Jackson National Life Insurance Co.         4.96      05/03/99        30,000,000
Rate -- 6.1%        28,000,000  John Hancock Mutual
                                  Life Insurance Co. ...................    4.98      07/30/99        28,000,000
                   200,000,000  J. P. Morgan Securities Inc. ...........    4.83      10/01/99       200,000,000
                    10,000,000  Pacific Life Insurance Co. .............    4.97      06/01/99        10,000,000
                    10,000,000  Pacific Life Insurance Co. .............    4.97      10/01/99        10,000,000
                    71,000,000  Security Life of Denver Insurance Co. ..    5.03      03/23/00        71,000,000
                    20,000,000  Transamerica Life Insurance &
                                Annuity Co. ............................    5.03      03/24/00        20,000,000
                    30,000,000  Travelers Insurance Company (The) ......    4.97      02/01/00        30,000,000
----------------------------------------------------------------------------------------------------------------
                                Total Master Notes -- Variable
                                Rate (Cost $649,000,000) ...............                             649,000,000
----------------------------------------------------------------------------------------------------------------
Commercial          20,128,000  Amsterdam Funding Corp. ................    4.83      05/05/99        20,117,198
Paper -- 37.0%      50,000,000  Apreco Inc. ............................    4.87      05/24/99        49,844,431
                    15,000,000  Apreco Inc. ............................    4.85      06/11/99        14,917,146
                    25,000,000  Apreco Inc. ............................    4.85      06/14/99        24,851,806
                    50,000,000  Associates First Capital Corp. .........    4.81      05/07/99        49,959,917
                    65,000,000  Associates First Capital Corp. .........    4.82      05/12/99        64,904,269
                    18,000,000  Associates First Capital Corp. .........    4.78      05/27/99        17,937,860
                    51,278,000  Atlantis One Funding Corp. .............    5.04      05/13/99        51,191,853
                    37,000,000  Atlantis One Funding Corp. .............    4.80      05/13/99        36,940,800
                    25,618,000  Atlantis One Funding Corp. .............    5.06      05/14/99        25,571,236
                    25,213,000  Atlantis One Funding Corp. .............    4.82      08/12/99        24,865,299
                    50,806,000  Atlantis One Funding Corp. .............    4.82      08/16/99        50,078,148


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 1999

==============================================================================================================
                                                                          Interest    Maturity        Value
                  Face Amount                                              Rate*        Date        (Note 1a)
==============================================================================================================
Commercial       $ 17,601,000  Atlantis One Funding Corp. ..............    4.82%     08/26/99    $ 17,325,280
Paper              50,000,000  Atlantis One Funding Corp. ..............    4.82      09/22/99      49,036,000
(continued)        25,000,000  BankAmerica Corp. .......................    4.79      10/05/99      24,474,486
                   50,000,000  Bank of Scotland Treasury Services
                                 PLC ...................................    4.81      05/03/99      49,986,639
                   15,000,000  Centric Capital Corp. ...................    4.82      06/09/99      14,921,675
                   50,000,000  Centric Capital Corp. ...................    4.82      06/10/99      49,732,222
                   32,000,000  Centric Capital Corp. ...................    4.82      07/09/99      31,703,760
                   11,350,000  Certain Funding Corp. ...................    4.87      06/21/99      11,271,694
                   50,000,000  Clipper Receivables Corp. ...............    4.83      07/09/99      49,537,125
                   40,000,000  Cofco Capital Corp. .....................    4.86      05/07/99      39,967,600
                   55,000,000  Concord Minutemen Capital Co., LLC ......    4.81      05/06/99      54,963,257
                   75,000,000  Concord Minutemen Capital Co., LLC ......    4.83      05/13/99      74,879,250
                   68,561,000  Concord Minutemen Capital Co., LLC ......    4.82      07/14/99      67,880,304
                   75,000,000  Corporate Receivables Corp. .............    4.83      05/11/99      74,899,375
                   60,000,000  Corporate Receivables Corp. .............    4.85      06/04/99      59,725,167
                   50,000,000  Corporate Receivables Corp. .............    4.81      07/12/99      49,517,000
                   30,000,000  Credit Suisse First Boston Inc. .........    4.83      07/09/99      29,722,275
                   50,000,000  CXC Inc. ................................    4.82      05/10/99      49,939,750
                  100,000,000  CXC Inc. ................................    4.84      05/14/99      99,825,222
                   75,000,000  DaimlerChrysler North America
                                 Holding Corp. .........................    4.85      07/07/99      74,325,812
                   75,000,000  DaimlerChrysler North America
                                 Holding Corp. .........................    4.83      07/13/99      74,265,437
                   50,000,000  DaimlerChrysler North America
                                 Holding Corp. .........................    4.83      08/17/99      49,277,000
                   47,484,000  Edison Asset Securitization LLC .........    4.85      06/07/99      47,247,305
                   23,829,000  Edison Asset Securitization LLC .........    4.83      07/01/99      23,633,979
                   50,000,000  Eureka Securitization Inc. ..............    4.84      05/25/99      49,838,667
                   25,000,000  Finova Capital Corp. ....................    4.85      06/30/99      24,798,750
                   50,000,000  Finova Capital Corp. ....................    4.88      08/20/99      49,256,917
                  200,000,000  Ford Motor Credit Co. ...................    4.81      07/14/99     198,014,333
                  300,000,000  Ford Motor Credit Co. ...................    4.81      07/16/99     296,941,000
                  100,000,000  General Electric Capital Corp. ..........    4.82      07/07/99      99,101,083
                  100,000,000  General Electric Capital Corp. ..........    4.82      07/08/99      99,087,667
                   31,395,000  Grand Funding Corp. .....................    4.83      06/03/99      31,255,999
                   50,000,000  Grand Funding Corp. .....................    4.86      06/04/99      49,770,500
                   50,000,000  Grand Funding Corp. .....................    4.83      06/04/99      49,771,917
                   21,000,000  Grand Funding Corp. .....................    4.85      06/09/99      20,889,662
                   25,000,000  Grand Funding Corp. .....................    4.83      06/09/99      24,869,188

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 1999

================================================================================================================
                                                                          Interest   Maturity         Value
                  Face Amount                                              Rate*       Date         (Note 1a)
================================================================================================================
Commercial       $ 22,605,000  Grand Funding Corp. .....................    4.82%    07/12/99     $   22,386,636
Paper              19,880,000  Greenwich Funding Corp. .................    4.83     05/13/99         19,847,993
(continued)        40,000,000  Lehman Brothers Holdings Inc. ...........    5.04     06/07/99         39,792,800
                   69,017,000  Lexington Parker Capital Co. LLC ........    4.85     05/14/99         68,896,124
                   35,000,000  Lexington Parker Capital Co. LLC ........    4.86     05/20/99         34,910,225
                   33,957,000  Lexington Parker Capital Co. LLC ........    4.83     09/08/99         33,365,960
                  100,000,000  Morgan Stanley, Dean Witter & Co. .......    4.83     07/09/99         99,074,250
                   55,343,000  Repeat Offering Securitization Entity
                                 Funding Inc. ..........................    4.83     07/23/99         54,726,710
                   61,000,000  Rio Tinto America Inc. ..................    4.80     07/09/99         60,435,292
                   73,000,000  Riverwoods Funding Corp. ................    4.84     05/17/99         72,842,969
                   50,000,000  Salomon, Smith Barney Holdings, Inc.         4.84     06/16/99         49,690,778
                  100,000,000  Salomon, Smith Barney Holdings, Inc.         4.83     07/08/99         99,087,667
                   50,000,000  San Paolo U.S. Financial Co. ............    4.80     08/05/99         49,357,333
                   43,000,000  Sigma Finance Corp. .....................    4.95     05/21/99         42,881,750
                  125,000,000  Sigma Finance Corp. .....................    4.92     06/08/99        124,350,833
                   32,000,000  Sigma Finance Corp. .....................    4.85     06/23/99         31,771,511
                   74,889,000  Thames Asset Global Securitization ......    4.84     07/06/99         74,225,858
                   25,000,000  Thames Asset Global Securitization ......    4.83     07/06/99         24,778,625
                   27,766,000  Three Rivers Funding Corp. ..............    4.82     05/17/99         27,706,519
                   50,000,000  Tulip Funding Corp. .....................    4.82     07/15/99         49,496,875
                  100,000,000  Variable Funding Capital Corp. ..........    4.93     05/03/99         99,972,611
                   25,000,000  Variable Funding Capital Corp. ..........    4.81     05/10/99         24,969,937
                   90,000,000  Variable Funding Capital Corp. ..........    4.87     06/24/99         89,342,550
                   25,000,000  Variable Funding Capital Corp. ..........    4.83     07/09/99         24,768,563
                   25,000,000  W C P Funding Inc. ......................    4.82     06/16/99         24,846,028
----------------------------------------------------------------------------------------------------------------
                               Total Commercial Paper
                               (Cost $3,936,382,283) ...................                           3,936,359,657
----------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 1999

==========================================================================================================
                                                                 Interest    Maturity           Value
                Face Amount                                        Rate*       Date           (Note 1a)
==========================================================================================================
Repurchase    $150,000,000    Lanston (Aubrey G.) & Co. Inc.,
Agreements**
                               purchased on 04/30/99 ..........    4.94%     05/03/99      $   150,000,000
-- 1.5%
                              Total Repurchase Agreements
                              (Cost $150,000,000) .............                                150,000,000
----------------------------------------------------------------------------------------------------------
                              Total Investments -- 100.2%
                              (Cost $10,647,490,782) ..........                             10,645,504,768
----------------------------------------------------------------------------------------------------------
                              Liabilities in Excess of Other
                              Assets -- (0.2%) ................                                (17,621,949)
----------------------------------------------------------------------------------------------------------
                              Net Assets -- Equivalent to $1.00
                              Per Share on 10,629,868,833
                              Shares of Beneficial Interest
                              Outstanding -- 100.0% ...........                            $10,627,882,819
==========================================================================================================

  Note--Costs for federal income tax purposes are the same as those shown above. At April 30, 1999, net unrealized depreciation amounted to $1,986,014 and is comprised of $448,408 in appreciation and $2,434,422 in depreciation.

 *Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at April 30, 1999. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

**Repurchase Agreements are fully collaterized by U.S. Government and Agency
  Obligations.

  D/N--Discount Notes

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Statement of Assets and Liabilities
April 30, 1999
================================================================================

Assets:
Total investments at value (identified cost $10,647,490,782) (Note 1a) ............   $10,645,504,768
Cash ..............................................................................         7,892,792
Interest receivable ...............................................................        53,737,821
Prepaid expense ...................................................................           191,926
                                                                                      ---------------
   Total assets ...................................................................    10,707,327,307
                                                                                      ---------------
Liabilities:
Advisory fee payable (Note 2) .....................................................         1,421,743
Payable for investments purchased .................................................        73,500,000
Dividends payable .................................................................         4,097,380
Accrued expenses ..................................................................           425,365
                                                                                      ---------------
   Total liabilities ..............................................................        79,444,488
                                                                                      ---------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 10,629,868,833 shares of beneficial interest outstanding) ........................   $10,627,882,819
                                                                                      ===============

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Statement of Operations
For the Year Ended April 30, 1999
================================================================================

Investment Income:
Interest and discount earned (Note 1d) ............................................      $481,191,519
                                                                                         ------------
Expenses:
Investment advisory fee (Note 2) ..................................................        13,596,287
Registration fees .................................................................         1,896,729
Accounting and custodian services .................................................           416,828
Legal and audit fees ..............................................................            94,373
Trustees' fees (Note 5) ...........................................................            82,851
Printing and shareholder reports ..................................................            79,801
Dividend and transfer agency fees .................................................            72,661
Insurance .........................................................................            39,366
Miscellaneous .....................................................................            39,227
                                                                                         ------------
   Total expense ..................................................................        16,318,123
                                                                                         ------------
   Net investment income ..........................................................       464,873,396
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions ....................    $    928,397
Net unrealized depreciation of investments ........................      (1,036,026)
                                                                       ------------
   Net realized and unrealized loss from investments ..............................          (107,629)
                                                                                         ------------
Net Increase in Net Assets Resulting From Operations ..............................      $464,765,767
                                                                                         ============

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Statement of Changes in Net Assets                                        Year Ended April 30,
                                                                   -----------------------------------
                                                                         1999                 1998
======================================================================================================
Increase in Net Assets:
Operations:
Net investment income ...........................................   $   464,873,396      $  298,115,643
Net realized gain from investment transactions ..................           928,397             558,082
Net unrealized depreciation of investments ......................        (1,036,026)            (13,174)
                                                                    ---------------      --------------
Net increase in net assets resulting from operations ............       464,765,767         298,660,551
Total declared as dividends to shareholders (Note 4) ............      (465,801,793)       (298,673,725)
Capital share transactions (Note 3) .............................     3,984,396,212       3,821,339,552
                                                                    ---------------      --------------
Net increase in net assets ......................................     3,983,360,186       3,821,326,378
Net Assets:
Beginning of period .............................................     6,644,522,633       2,823,196,255
                                                                    ---------------      --------------
End of period ...................................................   $10,627,882,819      $6,644,522,633
                                                                    ===============      ==============

----------------------------------------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Financial Highlights                                             Year Ended April 30,            For the Period
                                                            -------------------------------    January 27, 1997*
                                                                 1999             1998         to April 30, 1997
================================================================================================================
Net Asset Value, beginning of period .......................       $1.00            $1.00            $1.00
Income from Investment Operations:
 Net investment income .....................................        .052             .055             .014
Less Distributions:
 Dividends from net investment income ......................       (.052)           (.055)           (.014)
                                                                   -----            -----            -----
Net Asset Value, end of period .............................       $1.00            $1.00            $1.00
                                                                   =====            =====            =====
Total Return ...............................................        5.32%            5.69%            1.40%(1)
Ratios/Supplemental Data:
 Net Assets, end of period (000) ........................... $10,627,883       $6,644,523       $2,823,196
 Ratio of expenses to average net assets (before waiver)             .18%             .18%             .18%(2)
 Ratio of expenses to average net assets (after waiver) ....          --               --              .17%(2)
 Ratio of net investment income, including realized and
  unrealized gains and losses, to average net assets
  (before waiver) ..........................................        5.13%            5.55%            5.26%(2)
 Ratio of net investment income, including realized and
  unrealized gains and losses, to average net assets
  (after waiver) ...........................................          --               --             5.27%(2)

*Commencement of operations

(1) Cumulative total return

(2) On an annualized basis

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments
April 30, 1999

========================================================================================================================
                                                                                  Interest       Maturity       Value
                    Face Amount                                                     Rate*          Date       (Note 1a)
========================================================================================================================
U.S.               $25,000,000     U.S. Treasury Bills .......................      3.75%        10/14/99    $24,491,337
Government &        22,000,000     U.S. Treasury Bills .......................      4.13         10/14/99     21,552,376
Agency              25,000,000     U.S. Treasury Bills .......................      4.17         01/06/00     24,239,583
Issues -- 14.5%     13,000,000     U.S. Treasury Notes .......................      6.88         08/31/99     13,089,375
                    12,500,000     U.S. Treasury Notes .......................      5.88         11/15/99     12,699,219
                    50,000,000     U.S. Treasury Notes .......................      5.63         12/31/99     50,281,250
                    10,000,000     U.S. Treasury Notes .......................      5.38         01/31/00     10,042,578
                    12,500,000     U.S. Treasury Notes .......................      7.75         01/31/00     12,769,531
                    13,000,000     U.S. Treasury Notes .......................      5.88         02/15/00     13,105,625
                    25,000,000     U.S. Treasury Notes .......................      5.50         03/31/00     25,156,250
                    25,000,000     U.S. Treasury Notes .......................      5.63         04/30/00     25,181,640
                    12,500,000     U.S. Treasury Notes .......................      6.25         05/31/00     12,679,688
                    15,000,000     U.S. Treasury Notes .......................      5.38         07/31/00     15,084,375
                    22,500,000     U.S. Treasury Notes .......................      4.50         09/30/00     22,362,892
                    10,000,000     U.S. Treasury Notes .......................      4.63         11/30/00      9,952,344
                    30,000,000     U.S. Treasury Notes .......................      4.50         01/31/01     29,770,314
                    20,000,000     U.S. Treasury Notes .......................      4.88         03/31/01     19,962,500
                    25,000,000     Federal Farm Credit Banks .................      4.77         07/01/99     24,992,500
                    25,000,000     Federal Home Loan Banks ...................      4.98         01/19/00     24,972,500
                    25,000,000     Federal Home Loan Banks ...................      4.98         02/16/00     24,980,000
                    24,000,000     Federal Home Loan Banks ...................      4.95         11/20/00     23,892,000
                    25,000,000     Federal Home Loan Mortgage Corp. ..........      5.88         05/19/00     25,007,500
                    28,000,000     Federal Home Loan Mortgage Corp. ..........      5.05         11/17/00     27,902,000
                    25,000,000     Federal Home Loan Mortgage Corp. ..........      5.18         11/24/00     24,953,125
                    12,500,000     Federal Home Loan Mortgage Corp. ..........      5.25         01/19/01     12,474,000
                    25,000,000     Federal Home Loan Mortgage Corp. ..........      5.15         01/26/01     24,913,750
                    70,000,000     Federal National Mortgage Assoc. ..........      4.98         05/12/99     70,000,000
                    50,000,000     Federal National Mortgage Assoc. ..........      6.00         09/02/99     50,160,000
                    25,000,000     Federal National Mortgage Assoc. ..........      5.21         01/26/01     24,933,000
                    21,870,000     Federal National Mortgage Assoc. ..........      5.41         03/22/01     21,860,815
                    25,000,000     Federal National Mortgage Assoc. ..........      5.38         04/06/01     24,978,500
                     9,000,000     Federal National Mortgage Assoc. ..........      5.30         04/17/01      8,983,170
                    20,000,000     Student Loan Marketing Assoc. .............      5.89         11/17/99     20,094,400
                    25,000,000     Federal Farm Credit Banks D/N .............      4.30         10/29/99     24,406,722
                    28,400,000     Federal Home Loan Banks D/N ...............      4.26         10/15/99     27,778,166
                    50,000,000     Federal National Mortgage Assoc. D/N             4.60         07/06/99     49,567,334
                    25,000,000     Federal National Mortgage Assoc. D/N             4.60         07/07/99     24,780,389
                    50,000,000     Federal National Mortgage Assoc. D/N             4.64         07/09/99     49,547,667
                    50,000,000     Federal National Mortgage Assoc. D/N             4.60         07/15/99     49,508,333

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
April 30, 1999

===========================================================================================================================
                                                                                    Interest      Maturity        Value
                      Face Amount                                                    Rate*          Date        (Note 1a)
===========================================================================================================================
U.S.                $15,000,000      Federal National Mortgage Assoc. D/N             4.70%       07/19/99    $  14,844,633
Government &         75,000,000      Federal National Mortgage Assoc. D/N             4.53        08/16/99       73,947,833
Agency               25,000,000      Federal National Mortgage Assoc. D/N             4.61        11/22/99       24,329,479
Issues               50,000,000      Federal National Mortgage Assoc. D/N             4.66        12/13/99       48,521,583
(continued)
---------------------------------------------------------------------------------------------------------------------------
                                     Total U.S. Government & Agency
                                     Issues (Cost $1,166,080,164) ..............                              1,164,750,276
---------------------------------------------------------------------------------------------------------------------------
U.S.                 60,000,000      Federal Home Loan Banks ...................      4.90        08/12/99       59,990,059
Government           91,000,000      Federal Home Loan Banks ...................      4.99        09/02/99       90,984,542
Agency               25,000,000      Federal Home Loan Banks ...................      4.91        11/09/99       24,992,267
Issues --            50,000,000      Federal Home Loan Banks ...................      4.91        11/12/99       49,984,240
Variable             50,000,000      Federal Home Loan Banks ...................      4.91        11/16/99       49,980,918
Rate -- 8.6%         30,000,000      Federal Home Loan Banks ...................      5.00        04/28/00       29,988,099
                    150,000,000      Federal Home Loan Mortgage Corp. ..........      4.96        04/14/00      149,928,484
                    100,000,000      Federal National Mortgage Assoc. ..........      4.86        07/30/99       99,979,283
                     44,000,000      Federal National Mortgage Assoc. ..........      4.96        10/27/99       43,989,848
                     55,000,000      Student Loan Marketing Assoc. .............      4.86        01/12/00       54,992,900
                     40,000,000      Student Loan Marketing Assoc. .............      4.77        02/02/00       39,992,714
---------------------------------------------------------------------------------------------------------------------------
                                     Total U.S. Government Agency
                                     Issues -- Variable Rate
                                     (Cost $694,803,354) .......................                                694,803,354
---------------------------------------------------------------------------------------------------------------------------
Certificates of      25,000,000      Bank One, WI., N.A. .......................      5.74        05/11/99       24,999,588
Deposit -- 0.6%      25,000,000      Chase Manhattan Bank ......................      5.70        07/02/99       25,025,911
---------------------------------------------------------------------------------------------------------------------------
                                     Total Certificates of Deposit
                                     (Cost $49,996,741) ........................                                 50,025,499
---------------------------------------------------------------------------------------------------------------------------
Certificate          75,000,000      Fleet National Bank, RI ...................      4.90        04/17/00       74,965,714
of Deposit --
Variable
Rate -- 0.9%
---------------------------------------------------------------------------------------------------------------------------
                                     Total Certificate of Deposit --
                                     Variable Rate (Cost $74,965,714) ..........                                 74,965,714
---------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
April 30, 1999

=====================================================================================================================
                                                                                Interest      Maturity       Value
                     Face Amount                                                 Rate*          Date       (Note 1a)
=====================================================================================================================
Euro                $42,500,000     Abbey National Treasury Services PLC          5.03%       10/29/99    $42,485,975
Certificates of      42,500,000     Abbey National Treasury Services PLC          4.97        11/01/99     42,500,000
Deposit --           25,000,000     Svenska Handelsbanken, London ..........      4.94        08/19/99     24,992,143
Variable
Rate -- 1.4%
---------------------------------------------------------------------------------------------------------------------
                                    Total Euro Certificates of Deposit --
                                    Variable Rate (Cost $109,992,143) ......                              109,978,118
---------------------------------------------------------------------------------------------------------------------
Yankee               25,000,000     Bank Austria, NY .......................      5.25        03/01/00     25,000,759
Certificates of      40,000,000     Bank of Montreal, Chicago ..............      5.69        06/15/99     39,998,969
Deposit -- 6.1%      25,000,000     Bayerische Hypo-und Vereinsbank
                                      AG, NY ...............................      5.27        03/03/00     25,005,122
                     20,000,000     Canadian Imperial Bank of
                                    Commerce, NY ...........................      5.71        06/21/99     19,998,394
                     24,000,000     Canadian Imperial Bank of
                                    Commerce, NY ...........................      5.71        06/23/99     23,997,997
                     50,000,000     Commerzbank AG, NY .....................      5.09        02/17/00     49,926,245
                     25,000,000     Commerzbank AG, NY .....................      5.19        02/25/00     24,991,314
                     25,000,000     Commerzbank AG, NY .....................      5.17        04/24/00     24,986,375
                     75,000,000     Deutsche Bank AG, NY ...................      5.10        04/19/00     74,909,596
                     40,000,000     Deutsche Bank AG, NY ...................      5.13        04/20/00     39,963,168
                     15,000,000     Landesbank Hessen-Thuringen
                                      Girozentrale, NY .....................      5.22        02/29/00     14,998,419
                     25,000,000     Societe Generale, NY ...................      5.18        02/28/00     24,990,232
                     25,000,000     Societe Generale, NY ...................      5.22        02/28/00     24,998,373
                     25,000,000     Societe Generale, NY ...................      5.28        03/01/00     25,006,791
                     25,000,000     Societe Generale, NY ...................      5.29        03/03/00     25,009,170
                     25,000,000     UBS AG, Stamford .......................      5.20        02/29/00     24,994,360
---------------------------------------------------------------------------------------------------------------------
                                    Total Yankee Certificates of
                                    Deposit (Cost $488,785,100) ............                              488,775,284
---------------------------------------------------------------------------------------------------------------------
Yankee               50,000,000     Bank of Montreal, Chicago ..............      4.88        07/22/99     49,993,418
Certificates of      95,000,000     Barclays Bank PLC, NY ..................      4.78        06/01/99     94,992,913
Deposit --           50,000,000     Societe Generale, NY ...................      4.94        03/03/00     49,975,119
Variable
Rate -- 2.4%
---------------------------------------------------------------------------------------------------------------------
                                    Total Yankee Certificates of
                                    Deposit -- Variable Rate
                                    (Cost $194,961,450) ....................                              194,961,450
---------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
April 30, 1999

========================================================================================================================
                                                                                  Interest      Maturity       Value
                    Face Amount                                                    Rate*          Date       (Note 1a)
========================================================================================================================
Time              $100,000,000      Deutsche Bank, Grand Cayman ..............      4.94%       05/03/99    $100,000,000
Deposits --         75,000,000      State Street Bank & Trust ................      4.81        05/03/99      75,000,000
2.8%                49,500,000      SunTrust Banks, Grand Cayman .............      5.00        05/03/99      49,500,000
------------------------------------------------------------------------------------------------------------------------
                                    Total Time Deposits
                                    (Cost $224,500,000) ......................                               224,500,000
------------------------------------------------------------------------------------------------------------------------
Bank Notes --       39,000,000      First National Bank of Chicago ...........      5.73        05/19/99      38,999,127
0.5%
------------------------------------------------------------------------------------------------------------------------
                                    Total Bank Notes
                                    (Cost $38,999,127) .......................                                38,999,127
------------------------------------------------------------------------------------------------------------------------
Bank Notes --       50,000,000      American Express Centurion Bank ..........      4.95        05/03/00      50,000,000
Variable            90,000,000      Comerica Bank ............................      4.88        05/01/00      89,938,439
Rate -- 8.2%        19,000,000      FCC National Bank ........................      4.81        05/12/99      18,999,665
                    22,000,000      First Tennessee Bank N.A. ................      4.89        06/09/99      21,998,616
                    27,000,000      First Union National Bank ................      4.94        08/30/99      27,000,000
                    95,000,000      First Union National Bank ................      4.94        09/01/99      95,000,000
                    50,000,000      First Union National Bank ................      5.02        11/16/99      49,997,274
                   100,000,000      Fleet National Bank ......................      4.80        05/11/99      99,998,128
                    50,000,000      Harris Trust & Savings ...................      4.91        04/05/00      49,981,695
                    25,000,000      National City Bank, Ohio .................      4.88        03/29/00      24,984,394
                    11,000,000      NationsBank, N.A. ........................      5.17        02/09/00      11,023,441
                   125,000,000      NationsBank, N.A. ........................      4.91        04/05/00     124,954,237
------------------------------------------------------------------------------------------------------------------------
                                    Total Bank Notes -- Variable Rate
                                    (Cost $663,871,971) ......................                               663,875,889
------------------------------------------------------------------------------------------------------------------------
Corporate           19,000,000      Associates Corp. of North
Notes -- 0.2%                         America ................................      8.30        11/23/99      19,328,890
------------------------------------------------------------------------------------------------------------------------
                                    Total Corporate Notes
                                    (Cost $19,338,756) .......................                                19,328,890
------------------------------------------------------------------------------------------------------------------------
Corporate           50,000,000      Abbey National Treasury Services PLC            4.79        07/20/99      49,991,233
Notes --            25,000,000      Abbey National Treasury Services PLC            4.85        08/17/99      24,989,500
Variable           100,000,000      Abbey National Treasury Services PLC            4.94        08/17/99      99,958,000
Rate -- 11.5%       28,000,000      CIT Group Holdings Inc. ..................      4.80        05/24/99      27,998,795
                    15,000,000      CIT Group Holdings Inc. ..................      4.83        08/30/99      15,000,000
                    50,000,000      CIT Group Holdings Inc. ..................      4.89        03/27/00      49,760,630
                    40,000,000      Ford Motor Credit Corp. ..................      4.95        05/05/00      40,000,000
                    22,000,000      General Electric Capital Corp. ...........      4.82        06/03/99      21,999,024
                    25,000,000      General Electric Capital Corp. ...........      4.90        06/03/99      24,998,891
                    50,000,000      General Electric Capital Corp. ...........      4.90        06/04/99      49,997,486

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
April 30, 1999

======================================================================================================================
                                                                                 Interest      Maturity       Value
                    Face Amount                                                   Rate*          Date       (Note 1a)
======================================================================================================================
Corporate         $25,000,000      General Electric Capital Corp. ...........      4.95%       04/12/00    $25,001,125
Notes --           50,000,000      General Motors Acceptance Corp. ..........      4.97        07/06/99     49,995,639
Variable          100,000,000      General Motors Acceptance Corp. ..........      4.89        07/06/99     99,986,600
Rate               23,000,000      General Motors Acceptance Corp. ..........      4.91        08/26/99     22,994,250
(continued)        30,500,000      General Motors Acceptance Corp. ..........      5.17        12/01/00     30,493,900
                   19,000,000      General Motors Acceptance Corp. ..........      5.05        02/27/01     19,000,000
                   17,000,000      Goldman Sachs Group L.P. .................      5.08        05/12/00     16,996,600
                   22,000,000      Household Finance Corp. ..................      4.95        09/13/99     21,997,800
                   40,000,000      Liberty Lighthouse US Capital Co., LLC          4.98        10/08/99     40,001,200
                   50,000,000      Liberty Lighthouse US Capital Co., LLC          4.98        10/15/99     50,001,500
                   20,000,000      Pepsico Inc. .............................      4.81        08/19/99     19,989,400
                   41,000,000      Racers 1998-MM-12-3 ......................      5.03        01/21/00     41,000,000
                   35,000,000      Racers 1998-MM-7-1 .......................      4.92        08/13/99     35,000,000
                   20,000,000      Xerox Capital (Europe) PLC ...............      4.89        08/20/99     19,996,000
                   28,000,000      Xerox Capital (Europe) PLC ...............      4.87        04/06/00     27,978,045
---------------------------------------------------------------------------------------------------------------------
                                   Total Corporate Notes -- Variable Rate
                                   (Cost $925,367,465) ......................                              925,125,618
---------------------------------------------------------------------------------------------------------------------
Euro               50,000,000      BankAmerica Corporation ..................      8.38        12/15/99     50,910,000
Notes -- 0.6%
---------------------------------------------------------------------------------------------------------------------
                                   Total Euro Notes
                                   (Cost $50,972,460) .......................                               50,910,000
---------------------------------------------------------------------------------------------------------------------
Euro               10,000,000      BankAmerica Corporation ..................      5.42        03/01/00     10,038,000
Notes --
Variable
Rate -- 0.1%
---------------------------------------------------------------------------------------------------------------------
                                   Total Euro Notes --Variable Rate
                                   (Cost $10,031,849) .......................                               10,038,000
---------------------------------------------------------------------------------------------------------------------
Master            185,000,000      Goldman Sachs Group L.P. .................      4.83        11/18/99    185,000,000
Notes --           89,000,000      Jackson National Life Insurance Co.             5.03        02/01/00     89,000,000
Variable          135,090,000      J.P. Morgan Securities Inc. ..............      4.83        10/01/99    135,090,000
Rate -- 5.6%       22,000,000      Security Life of Denver Insurance Co.           5.03        03/23/00     22,000,000
                   20,000,000      TransAmerica Life Insurance &
                                     Annuity Co. ............................      5.03        03/24/00     20,000,000
---------------------------------------------------------------------------------------------------------------------
                                   Total Master Notes -- Variable Rate
                                   (Cost $451,090,000) ......................                              451,090,000
---------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
April 30, 1999

========================================================================================================================
                                                                                  Interest      Maturity       Value
                    Face Amount                                                    Rate*          Date       (Note 1a)
========================================================================================================================
Commercial        $50,000,000      Apreco Inc. ...............................     4.87%        06/01/99    $49,790,319
Paper -- 36.1%     35,000,000      Apreco Inc. ...............................     4.85         06/11/99     34,806,674
                   15,000,000      Apreco Inc. ...............................     4.85         06/14/99     14,911,083
                   30,000,000      Arco British Ltd ..........................     4.81         07/13/99     29,706,175
                   86,700,000      Atlantis One Funding Corp. ................     4.82         05/11/99     86,583,918
                   23,000,000      Atlantis One Funding Corp. ................     4.80         05/13/99     22,963,200
                   19,291,000      Atlantis One Funding Corp. ................     4.82         08/11/99     19,027,549
                   25,000,000      Bank of Scotland Treasury Services
                                     PLC .....................................     4.81         05/03/99     24,993,319
                   50,000,000      BankAmerica Corp. .........................     4.79         10/05/99     48,948,972
                   50,000,000      Bear Stearns Companies Inc. ...............     4.85         07/12/99     49,517,000
                   40,000,000      Concord Minutemen Capital Co. LLC               4.82         07/09/99     39,629,700
                   45,000,000      Concord Minutemen Capital Co. LLC               4.86         07/19/99     44,523,038
                  100,000,000      Corporate Asset Funding Co. Inc. ..........     4.83         06/21/99     99,315,750
                   50,000,000      Corporate Receivables Corp. ...............     4.84         06/17/99     49,684,056
                  100,000,000      Corporate Receivables Corp. ...............     4.84         06/23/99     99,287,444
                   25,000,000      Corporate Receivables Corp. ...............     4.83         07/08/99     24,771,917
                   20,000,000      Credit Suisse First Boston Inc. ...........     4.83         07/09/99     19,814,850
                   50,000,000      CXC Inc. ..................................     4.84         06/14/99     49,704,222
                   43,000,000      CXC Inc. ..................................     4.84         07/09/99     42,601,928
                   50,000,000      CXC Inc. ..................................     4.82         07/12/99     49,517,000
                   50,000,000      CXC Inc. ..................................     4.82         07/16/99     49,490,167
                   40,000,000      DaimlerChrysler North America
                                     Holdings Corp. ..........................     4.85         06/02/99     39,827,556
                   75,000,000      DaimlerChrysler North America
                                     Holdings Corp. ..........................     4.85         07/06/99     74,335,875
                   50,000,000      DaimlerChrysler North America
                                     Holdings Corp. ..........................     4.83         07/14/99     49,503,583
                   25,000,000      DaimlerChrysler North America
                                     Holdings Corp. ..........................     4.83         07/15/99     24,748,438
                   50,000,000      DaimlerChrysler North America
                                     Holdings Corp. ..........................     4.82         08/19/99     49,263,611
                   50,000,000      DaimlerChrysler North America
                                     Holdings Corp. ..........................     4.81         08/20/99     49,256,917
                   50,000,000      Delaware Funding Corp. ....................     4.84         06/04/99     49,771,444
                  100,000,000      Edison Asset Securitization LLC ...........     4.85         06/30/99     99,195,000
                   72,000,000      Eureka Securitization Inc. ................     4.82         06/17/99     71,546,920
                   14,000,000      Finova Capital Corp. ......................     4.84         05/14/99     13,975,531

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
April 30, 1999

========================================================================================================================
                                                                                 Interest      Maturity         Value
                    Face Amount                                                   Rate*          Date         (Note 1a)
========================================================================================================================
Commercial        $23,200,000      Finova Capital Corp. .....................      4.91%       06/17/99     $23,051,282
Paper              11,800,000      Finova Capital Corp. .....................      4.85        06/18/99      11,723,693
(continued)        25,000,000      Finova Capital Corp. .....................      4.85        08/12/99      24,655,236
                  100,000,000      General Electric Capital Corp. ...........      4.81        08/16/99      98,567,389
                   73,889,000      Grand Funding Corp. ......................      4.83        06/03/99      73,561,857
                   30,682,000      Grand Funding Corp. ......................      4.85        06/09/99      30,520,792
                   55,429,000      Grand Funding Corp. ......................      4.83        07/09/99      54,915,866
                   40,000,000      Lehman Brothers Holdings Inc. ............      5.04        06/08/99      39,787,200
                   70,000,000      Mont Blanc Capital Corp. .................      4.84        06/04/99      69,680,022
                   71,000,000      Mont Blanc Capital Corp. .................      4.87        06/04/99      70,673,439
                  100,000,000      Morgan Stanley, Dean Witter & Co. ........      4.83        07/09/99      99,074,250
                   30,199,000      Park Avenue Receivables Corp. ............      4.87        05/11/99      30,158,148
                   79,308,000      Park Avenue Receivables Corp. ............      4.82        05/27/99      79,031,920
                   48,660,000      Preferred Receivables Funding Corp.             4.86        05/13/99      48,581,171
                   50,000,000      Prudential Funding Corp. .................      4.80        08/10/99      49,323,861
                  100,000,000      Salomon, Smith Barney Holdings Inc. ......      4.84        06/03/99      99,556,333
                   50,000,000      Salomon, Smith Barney Holdings Inc. ......      4.84        06/16/99      49,690,778
                   50,000,000      San Paolo U.S. Financial Co. .............      4.80        08/05/99      49,357,333
                   25,000,000      Sigma Finance Corp. ......................      4.85        06/02/99      24,892,222
                   47,000,000      Sigma Finance Corp. ......................      4.92        06/08/99      46,755,913
                   20,000,000      Sigma Finance Corp. ......................      4.85        06/10/99      19,892,222
                   50,000,000      Sigma Finance Corp. ......................      4.85        06/21/99      49,656,458
                   18,000,000      Sigma Finance Corp. ......................      4.85        06/23/99      17,871,475
                   40,000,000      Sigma Finance Corp. ......................      4.88        06/30/99      39,678,000
                   57,193,000      Thames Asset Global Securitization .......      4.85        05/17/99      57,069,717
                   12,339,000      Thames Asset Global Securitization .......      4.88        05/20/99      12,307,220
                   30,000,000      Thames Asset Global Securitization .......      4.83        07/06/99      29,734,350
                   16,200,000      TransAmerica Financial Corp. .............      4.81        07/23/99      16,019,600

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
April 30, 1999

========================================================================================================================
                                                                                 Interest      Maturity         Value
                    Face Amount                                                   Rate*          Date         (Note 1a)
========================================================================================================================
Commercial        $48,811,000     Tulip Funding Corp. .....................       4.82%        07/15/99      $48,319,839
Paper              21,430,000     Variable Funding Capital Corp. ..........       4.82         06/17/99       21,295,146
(continued)        50,000,000     Variable Funding Capital Corp. ..........       4.83         07/09/99       49,537,125
------------------------------------------------------------------------------------------------------------------------
                                  Total Commercial Paper
                                  (Cost $2,905,957,995) ...................                                2,905,953,013
------------------------------------------------------------------------------------------------------------------------
                                  Total Investments -- 100.1%
                                  (Cost $8,069,714,289) ...................                                8,068,080,232
------------------------------------------------------------------------------------------------------------------------
                                  Liabilities in Excess of Other
                                  Assets -- (0.1%) ........................                                   (7,969,272)
------------------------------------------------------------------------------------------------------------------------
                                  Net Assets -- Equivalent to $1.00
                                  Per Share on 8,061,745,017 Shares
                                  of Beneficial Interest
                                  Outstanding -- 100.0% ...................                               $8,060,110,960
========================================================================================================================

Note--Costs for federal income tax purposes are the same as those shown above. At April 30, 1999, net unrealized depreciation amounted to $1,634,057 and is comprised of $361,935 in appreciation and $1,995,992 in depreciation.

*Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at April 30, 1999. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

D/N--Discount Notes

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Statement of Assets and Liabilities
April 30, 1999
================================================================================

Assets:
Total investments at value (identified cost $8,069,714,289) (Note 1a) ........   $8,068,080,232
Cash .........................................................................        5,280,124
Interest receivable ..........................................................       41,563,169
Prepaid expense ..............................................................          164,621
                                                                                 --------------
   Total assets ..............................................................    8,115,088,146
                                                                                 --------------
Liabilities:
Advisory fee payable (Note 2) ................................................        1,393,964
Payable for investments purchased ............................................       50,000,000
Dividends payable ............................................................        2,949,068
Accrued expenses .............................................................          634,154
                                                                                 --------------
   Total liabilities .........................................................       54,977,186
                                                                                 --------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price,
 based on 8,061,745,017 shares of beneficial interest outstanding) ...........   $8,060,110,960
                                                                                 ==============

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Statement of Operations
For the Year Ended April 30, 1999
================================================================================

Investment Income:
Interest and discount earned (Note 1d) ..................................     $430,110,671
                                                                              ------------
Expenses:
Investment advisory fee (Note 2) .......................    $  26,504,478
Dividend and transfer agency fees ......................        1,253,431
Registration fees ......................................        1,062,257
Accounting and custodian services ......................          400,450
Legal and audit fees ...................................          104,780
Printing and shareholder reports .......................          102,056
Trustees' fees (Note 5) ................................           78,207
Insurance ..............................................           42,129
Miscellaneous ..........................................           84,409
                                                            -------------
   Total expense .......................................       29,632,197
Waived investment advisory fee (Note 2) ................      (10,424,799)      19,207,398
                                                            -------------     ------------
   Net investment income ................................................      410,903,273
Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions .........          673,370
Net unrealized depreciation of investments .............         (364,199)
                                                            -------------
   Net realized and unrealized gain from investments ....................          309,171
                                                                              ------------
Net Increase in Net Assets Resulting From Operations ....................     $411,212,444
                                                                              ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Statement of Changes in Net Assets

=========================================================================================================
                                                                              Year Ended April 30,
                                                                      -----------------------------------
                                                                             1999                1998
                                                                      -----------------   ---------------
Increase in Net Assets:
Operations:
Net investment income .............................................    $  410,903,273      $  358,043,491
Net realized gain from investment transactions ....................           673,370             235,380
Net unrealized appreciation (depreciation) of investments .........          (364,199)          2,160,230
                                                                       --------------      --------------
Net increase in net assets resulting from operations ..............       411,212,444         360,439,101
Total declared as dividends to shareholders (Note 4) ..............      (411,576,643)       (358,278,871)
Capital share transactions (Note 3) ...............................       688,050,212       1,172,386,778
                                                                       --------------      --------------
Net increase in net assets ........................................       687,686,013       1,174,547,008
Net Assets:
Beginning of year .................................................     7,372,424,947       6,197,877,939
                                                                       --------------      --------------
End of year .......................................................    $8,060,110,960      $7,372,424,947
                                                                       ==============      ==============

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Financial Highlights

========================================================================================================================
                                                                          Year Ended April 30,
                                               -------------------------------------------------------------------------
                                                    1999           1998           1997           1996           1995
                                               -------------- -------------- -------------- -------------- -------------
Net Asset Value, beginning of period .........        $1.00          $1.00          $1.00          $1.00          $1.00
Income from Investment Operations:
 Net investment income .......................         .051           .054           .052           .056           .050
Less Distributions:
 Dividends from net investment
  income .....................................        (.051)         (.054)         (.052)         (.056)         (.050)
                                                      -----          -----          -----          -----          -----
Net Asset Value, end of period ...............        $1.00          $1.00          $1.00          $1.00          $1.00
                                                      =====          =====          =====          =====          =====
Total Return .................................         5.25%          5.57%          5.34%          5.81%          5.11%
Ratios/Supplemental Data:
 Net Assets, end of period (000) .............   $8,060,111     $7,372,425     $6,197,878     $7,615,126     $6,580,086
 Ratio of expenses to average net
  assets (before waiver) .....................          .37%           .38%           .38%           .37%           .37%
 Ratio of expenses to average net
  assets (after waiver) ......................          .24%           .25%           .25%           .24%           .24%
 Ratio of net investment income,
  including realized and unrealized
  gains and losses, to average net
  assets (before waiver) .....................         4.98%          5.34%          5.12%          5.42%          5.00%
 Ratio of net investment income,
  including realized and unrealized
  gains and losses, to average net
  assets (after waiver) ......................         5.11%          5.47%          5.25%          5.55%          5.13%

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Rated Institutional Fund
Schedule of Investments
April 30, 1999

====================================================================================================================
                                                                              Interest       Maturity        Value
                     Face Amount                                                Rate*          Date        (Note 1a)
====================================================================================================================
U.S.                $2,000,000      U.S. Treasury Notes ..................         6.88%     08/31/99    $2,013,750
Government &         2,000,000      U.S. Treasury Notes ..................         5.63      04/30/00     2,014,531
Agency               2,475,000      Federal Home Loan Banks ..............         8.38      10/25/99     2,514,600
Issues -- 6.0%       1,000,000      Federal Home Loan Mortgage Corp.               5.05      11/17/00       996,500
                    10,000,000      Federal National Mortgage Assoc.               4.98      05/12/99    10,000,000
                       500,000      Federal National Mortgage Assoc.               5.77      06/28/00       500,430
                     3,000,000      Federal National Mortgage Assoc.               5.41      03/22/01     2,998,740
                     5,300,000      Federal National Mortgage Assoc.
                                      D/N ................................         4.70      07/19/99     5,245,104
--------------------------------------------------------------------------------------------------------------------
                                    Total U.S. Government & Agency Issues
                                    (Cost $26,293,107)....................                               26,283,655
--------------------------------------------------------------------------------------------------------------------
U.S.                20,000,000      Federal Home Loan Banks ..............         4.99      09/02/99    19,996,603
Government           4,000,000      Federal Home Loan Banks ..............         4.91      11/09/99     3,998,763
Agency               2,000,000      Federal Home Loan Banks ..............         4.91      11/12/99     1,999,369
Issues --            5,000,000      Federal National Mortgage Assoc.               4.86      07/30/99     4,998,964
Variable
Rate -- 7.1%
--------------------------------------------------------------------------------------------------------------------
                                    Total U.S. Government Agency Issues --
                                    Variable Rate (Cost $30,993,699)                                     30,993,699
--------------------------------------------------------------------------------------------------------------------
Euro                 1,500,000      Abbey National Treasury Services PLC           5.03      10/29/99     1,500,000
Certificates of      1,500,000      Abbey National Treasury Services PLC           4.97      11/01/99     1,500,000
Deposit --
Variable
Rate -- 0.7%
--------------------------------------------------------------------------------------------------------------------
                                    Total Euro Certificates of Deposit  --
                                    Variable Rate (Cost $3,000,000) ......                                3,000,000
--------------------------------------------------------------------------------------------------------------------
Yankee               1,000,000      Canadian Imperial Bank of
Certificates of                       Commerce, NY .......................         5.71      06/23/99       999,916
Deposit -- 3.7%      5,000,000      Societe Generale, NY .................         5.16      02/22/00     4,997,094
                    10,000,000      Societe Generale, NY .................         5.22      02/28/00     9,999,349
--------------------------------------------------------------------------------------------------------------------
                                    Total Yankee Certificates of
                                    Deposit (Cost $15,996,149) ...........                               15,996,359
--------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Rated Institutional Fund
Schedule of Investments -- Continued
April 30, 1999

====================================================================================================================
                                                                              Interest      Maturity        Value
                     Face Amount                                               Rate*          Date        (Note 1a)
====================================================================================================================
Yankee             $ 5,000,000      Bank of Montreal, Chicago ............     4.82%       07/15/99    $ 4,999,499
Certificates of     15,000,000      Societe Generale, NY .................     4.87        03/03/00     14,992,536
Deposit --
Variable
Rate -- 4.6%
------------------------------------------------------------------------------------------------------------------
                                    Total Yankee Certificates of
                                    Deposit --Variable Rate
                                    (Cost $19,992,035) ...................                              19,992,035
------------------------------------------------------------------------------------------------------------------
Time                15,000,000      Chase Manhattan Bank .................     5.00        05/03/99     15,000,000
Deposits --         20,000,000      Deutsche Bank AG, Grand Cayman             4.94        05/03/99     20,000,000
12.9%               21,292,000      SunTrust Bank, Grand Cayman ..........     5.00        05/03/99     21,292,000
------------------------------------------------------------------------------------------------------------------
                                    Total Time Deposits
                                    (Cost $56,292,000) ...................                              56,292,000
------------------------------------------------------------------------------------------------------------------
Bank                 5,000,000      Bank One, Texas, N.A. ................     5.88        08/02/99      5,009,500
Notes -- 1.1%
------------------------------------------------------------------------------------------------------------------
                                    Total Bank Notes
                                    (Cost $5,002,121) ....................                               5,009,500
------------------------------------------------------------------------------------------------------------------
Bank Notes --       10,000,000      First Union National Bank ............     4.94        09/01/99     10,000,000
Variable             5,000,000      NationsBank N.A. .....................     5.17        02/09/00      5,010,655
Rate -- 3.4%
------------------------------------------------------------------------------------------------------------------
                                    Total Bank Notes -- Variable
                                    Rate (Cost $15,008,874) ..............                              15,010,655
------------------------------------------------------------------------------------------------------------------
Corporate            1,000,000      General Motors Acceptance Corp.            6.05        10/04/99      1,003,820
Notes -- 0.2%
------------------------------------------------------------------------------------------------------------------
                                    Total Corporate Notes
                                    (Cost $1,002,305) ....................                               1,003,820
------------------------------------------------------------------------------------------------------------------
Corporate            5,000,000      Abbey National Treasury Services PLC       4.87        07/15/99      4,999,248
Notes --            15,000,000      CIT Group Holdings Inc. ..............     4.83        08/30/99     15,000,000
Variable             2,500,000      Ford Motor Credit Corp. ..............     4.95        05/05/00      2,500,000
Rate -- 16.6%        5,000,000      General Electric Capital Corp. .......     5.03        09/03/99      5,000,500
                     5,000,000      General Electric Capital Corp. .......     4.95        04/12/00      5,000,225
                     1,000,000      General Motors Acceptance Corp. ......     4.91        08/26/99        999,750
                    10,000,000      General Motors Acceptance Corp. ......     4.90        10/08/99      9,997,400
                     1,500,000      General Motors Acceptance Corp. ......     5.17        12/01/00      1,499,700
                     2,000,000      Household Finance Corp. ..............     4.95        09/13/99      1,999,800

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Rated Institutional Fund
Schedule of Investments -- Continued
April 30, 1999

======================================================================================================================
                                                                                 Interest      Maturity         Value
                     Face Amount                                                  Rate*          Date         (Note 1a)
======================================================================================================================
Corporate           $14,000,000     Liberty Lighthouse US Capital Co., LLC         4.98%       10/08/99    $14,000,420
Notes --              5,000,000     Pepsico Inc. ............................      4.81        08/19/99      4,997,350
Variable Rate         3,000,000     Racers 1998-MM-12-3 .....................      5.03        01/21/00      3,000,000
(continued)           1,000,000     Racers 1998-MM-7-1 ......................      4.92        08/13/99      1,000,000
                      2,700,000     Xerox Capital (Europe) PLC ..............      4.89        08/20/99      2,699,460
----------------------------------------------------------------------------------------------------------------------
                                    Total Corporate Notes -- Variable Rate
                                    (Cost $72,687,218) ......................                               72,693,853
----------------------------------------------------------------------------------------------------------------------
Euro                 10,000,000     BankAmerica Corp. .......................      8.38        12/15/99     10,182,000
Notes -- 2.3%
----------------------------------------------------------------------------------------------------------------------
                                    Total Euro Notes
                                    (Cost $10,194,492) ......................                               10,182,000
----------------------------------------------------------------------------------------------------------------------
Master Notes --      18,000,000     Goldman Sachs Group L.P. ................      4.83        11/30/99     18,000,000
Variable              1,000,000     John Hancock Mutual Life
Rate -- 9.2%                          Insurance Co. .........................      4.98        07/30/99      1,000,000
                     10,000,000     Jackson National Life Insurance Co.            5.03        02/01/00     10,000,000
                      1,500,000     Security Life of Denver Insurance Co.          5.03        03/23/00      1,500,000
                     10,000,000     Transamerica Life Insurance &
                                      Annuity Co. ...........................      5.03        03/24/00     10,000,000
----------------------------------------------------------------------------------------------------------------------
                                    Total Master Notes -- Variable Rate
                                    (Cost $40,500,000) ......................                               40,500,000
----------------------------------------------------------------------------------------------------------------------
Commercial           21,000,000     Amsterdam Funding Corp. .................      4.83        05/05/99     20,988,730
Paper -- 31.6%       18,000,000     Apreco Inc. .............................      4.83        07/20/99     17,806,800
                     20,961,000     Atlantis One Funding Corp. ..............      4.80        05/13/99     20,927,463
                     10,000,000     Bear Stearns Companies Inc. .............      4.85        07/12/99      9,903,400
                      6,000,000     General Electric Capital Corp. ..........      4.81        08/16/99      5,914,043

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Rated Institutional Fund
Schedule of Investments -- Continued
April 30, 1999

=====================================================================================================================
                                                                              Interest      Maturity         Value
                   Face Amount                                                 Rate*          Date         (Note 1a)
=====================================================================================================================
Commercial        $13,000,000     Grand Funding Corp. ....................       4.83%     05/07/99     $ 12,989,535
Paper              15,000,000     Lehman Brothers Holdings Inc. ..........       5.04      06/08/99       14,920,200
(continued)        35,000,000     Sigma Finance Corp. ....................       4.92      06/08/99       34,818,233
---------------------------------------------------------------------------------------------------------------------
                                  Total Commercial Paper
                                  (Cost $138,268,183) ....................                               138,268,404
---------------------------------------------------------------------------------------------------------------------
                                  Total Investments -- 99.4%
                                  (Cost $435,230,183) ....................                               435,225,980
---------------------------------------------------------------------------------------------------------------------
                                  Other Assets Less
                                  Liabilities -- 0.6% ....................                                 2,438,092
---------------------------------------------------------------------------------------------------------------------
                                  Net Assets -- Equivalent to $1.00
                                  Per Share on 437,668,275 Shares
                                  of Beneficial Interest Outstanding -- 100.0%                          $437,664,072
=====================================================================================================================

Note--Costs for federal income tax purposes are the same as those shown above. At April 30, 1999, net unrealized depreciation amounted to $4,203 and is comprised of $22,893 of appreciation and $27,096 in depreciation.

*Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of the purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at April 30, 1999. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

D/N--Discount Notes

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Rated Institutional Fund
Statement of Assets and Liabilities
April 30, 1999

======================================================================================================
Assets:
Total investments at value (identified cost $435,230,183) (Note 1a) ...................   $435,225,980
Cash ..................................................................................        698,114
Interest receivable ...................................................................      1,943,645
Prepaid expense .......................................................................         87,992
                                                                                          ------------
   Total assets .......................................................................    437,955,731
                                                                                          ------------
Liabilities:
Advisory fee payable (Note 2) .........................................................         81,581
Accrued expenses ......................................................................        140,928
Dividends payable .....................................................................         69,150
                                                                                          ------------
   Total liabilities ..................................................................        291,659
                                                                                          ------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price,
 based on 437,668,275 shares of beneficial interest outstanding) ......................   $437,664,072
                                                                                          ============

--------------------------------------------------------------------------------
Merrill Lynch Rated Institutional Fund
Statement of Operations
For the Period June 15, 1998 (Commencement of Operations) to April 30, 1999

======================================================================================
Investment Income:
Interest and discount earned (Note 1d) ...............................     $18,768,749
                                                                           -----------
Expenses:
Investment advisory fee (Note 2) .......................    $  719,585
Registration fees ......................................       127,906
Accounting and custodian services ......................        64,822
Dividend and transfer agency fees ......................        22,941
Legal and audit fees ...................................        18,600
Trustees' fees (Note 5) ................................         2,950
Printing and shareholder reports .......................         1,474
Insurance ..............................................           243
Miscellaneous ..........................................        13,498
                                                            ----------
   Total expense .......................................       972,019
Waived investment advisory fee (Note 2) ................      (154,017)        818,002
                                                            ----------     -----------
   Net investment income .............................................      17,950,747
Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions .........        23,721
Net unrealized depreciation of investments .............        (4,203)
                                                            ----------
   Net realized and unrealized gain from investments .................          19,518
                                                                           -----------
Net Increase in Net Assets Resulting From Operations .................     $17,970,265
                                                                           ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Rated Institutional Fund

Statement of Changes in Net Assets
For the Period June 15, 1998 (Commencement of Operations) to April 30, 1999

================================================================================
Increase in Net Assets:
Operations:
Net investment income ........................................    $  17,950,747
Net realized gain from investment transactions ...............           23,721
Net unrealized depreciation of investments ...................           (4,203)
                                                                  -------------
Net increase in net assets resulting from operations .........       17,970,265
Total declared as dividends to shareholders (Note 4) .........      (17,974,468)
Capital share transactions (Note 3) ..........................      437,568,275
                                                                  -------------
Net increase in net assets ...................................      437,564,072
Net Assets:
Beginning of period (Note 3) .................................          100,000
                                                                  -------------
End of period ................................................    $ 437,664,072
                                                                  =============

--------------------------------------------------------------------------------
Merrill Lynch Rated Institutional Fund
Financial Highlights
For the Period June 15, 1998 (Commencement of Operations) to April 30, 1999

===============================================================================
Net Asset Value, beginning of period .............................  $  1.00
Income from Investment Operations:
 Net investment income ...........................................     .045
Less Distributions:
 Dividends from net investment income ............................    (.045)
                                                                    -----------
Net Asset Value, end of period ...................................  $  1.00
                                                                    ===========
Total Return .....................................................     4.57%(1)
Ratios/Supplemental Data:
 Net Assets, end of period (000) .................................  $437,664
 Ratio of expenses to average net assets (before waiver) .........      .27%(2)
 Ratio of expenses to average net assets (after waiver) ..........      .23%(2)
 Ratio of net investment income, including realized and
  unrealized gains and losses, to average net assets
  (before waiver) ................................................     4.95%(2)
 Ratio of net investment income, including realized and
  unrealized gains and losses, to average net assets
  (after waiver) .................................................     4.99%(2)

(1) Cumulative total return

(2) On an annualized basis

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments
April 30, 1999

============================================================================================================
                                                                       Interest     Maturity        Value
                   Face Amount                                           Rate*        Date        (Note 1a)
============================================================================================================
U.S.              $ 10,000,000  Federal Home Loan Banks .............    5.72%      05/06/99    $10,000,023
Government          25,000,000  Federal Home Loan Banks .............    5.56       08/04/99     25,037,250
Agency              50,000,000  Federal Home Loan Banks .............    4.94       01/19/00     49,945,000
Issues -- 49.0%     10,000,000  Federal Home Loan Banks .............    5.08       04/28/00      9,995,500
                    20,000,000  Federal Home Loan Mortgage Corp. ....    5.18       11/24/00     19,962,500
                    10,000,000  Federal Home Loan Mortgage Corp. ....    5.15       01/26/01      9,965,500
                     5,000,000  Federal Home Loan Mortgage Corp. ....    5.18       02/09/01      4,983,750
                    10,000,000  Federal National Mortgage Assoc. ....    4.99       02/22/00      9,993,000
                    15,000,000  Federal National Mortgage Assoc. ....    5.18       03/10/00     15,004,350
                    10,000,000  Federal National Mortgage Assoc. ....    5.02       04/26/00      9,992,000
                     8,000,000  Federal National Mortgage Assoc. ....    5.77       06/28/00      8,006,880
                    10,000,000  Federal National Mortgage Assoc. ....    4.89       10/13/00      9,954,000
                    16,000,000  Federal National Mortgage Assoc. ....    5.07       12/14/00     15,940,800
                    25,000,000  Student Loan Marketing Assoc. .......    5.57       03/17/00     25,090,500
                    40,000,000  Federal Farm Credit Banks D/N .......    4.70       05/05/99     39,979,111
                    14,032,000  Federal Farm Credit Banks D/N .......    5.27       06/11/99     13,947,781
                    10,000,000  Federal Farm Credit Banks D/N .......    5.26       06/25/99      9,919,639
                    10,000,000  Federal Farm Credit Banks D/N .......    4.65       11/24/99      9,729,175
                    15,000,000  Federal Farm Credit Banks D/N .......    4.69       04/11/00     14,318,092
                    30,000,000  Federal Home Loan Banks D/N .........    4.72       05/05/99     29,984,267
                    18,896,000  Federal Home Loan Banks D/N .........    5.25       05/21/99     18,840,887
                    50,000,000  Federal Home Loan Banks D/N .........    4.74       06/04/99     49,776,167
                    26,575,000  Federal Home Loan Banks D/N .........    4.74       03/17/00     25,454,177
                    25,000,000  Federal Home Loan Banks D/N .........    4.70       04/14/00     23,853,632
                    39,300,000  Federal Home Loan Mortgage
                                  Corp. D/N .........................    4.75       05/06/99     39,274,100
                    20,020,000  Federal Home Loan Mortgage
                                  Corp. D/N .........................    4.76       05/07/99     20,004,118
                     6,388,000  Federal Home Loan Mortgage
                                  Corp. D/N .........................    4.78       05/07/99      6,382,911
                    25,000,000  Federal Home Loan Mortgage
                                  Corp. D/N .........................    4.76       05/14/99     24,957,028
                   100,000,000  Federal Home Loan Mortgage
                                  Corp. D/N .........................    4.74       05/17/99     99,789,333
                    13,363,000  Federal Home Loan Mortgage
                                  Corp. D/N .........................    4.74       05/18/99     13,333,089
                    25,000,000  Federal Home Loan Mortgage
                                  Corp. D/N .........................    4.80       05/20/99     24,936,667
                    10,386,000  Federal Home Loan Mortgage
                                  Corp. D/N .........................    4.76       05/21/99     10,358,564

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments -- Continued
April 30, 1999

===============================================================================================================
                                                                         Interest    Maturity         Value
                 Face Amount                                              Rate*        Date         (Note 1a)
===============================================================================================================
U.S.             $14,788,000  Federal Home Loan Mortgage
Government                      Corp. D/N .............................    4.76%     05/24/99    $   14,743,075
Agency            50,000,000  Federal Home Loan Mortgage
Issues                          Corp. D/N .............................    4.81      05/24/99        49,846,347
(continued)        8,734,000  Federal Home Loan Mortgage
                                Corp. D/N .............................    4.80      06/02/99         8,696,735
                  17,335,000  Federal Home Loan Mortgage
                                Corp. D/N .............................    4.75      06/04/99        17,257,233
                  40,000,000  Federal Home Loan Mortgage
                                Corp. D/N .............................    4.80      06/08/99        39,797,333
                  20,153,000  Federal Home Loan Mortgage
                                Corp. D/N .............................    4.74      06/16/99        20,030,940
                  50,000,000  Federal Home Loan Mortgage
                                Corp. D/N .............................    4.75      06/22/99        49,657,306
                  95,000,000  Federal Home Loan Mortgage
                                Corp. D/N .............................    4.77      06/28/99        94,269,925
                  45,000,000  Federal Home Loan Mortgage
                                Corp. D/N .............................    4.75      07/01/99        44,640,100
                  40,000,000  Federal Home Loan Mortgage
                                Corp. D/N .............................    4.72      10/14/99        39,129,422
                  25,000,000  Federal National Mortgage Assoc. D/N ....    4.66      05/18/99        24,944,986
                  50,000,000  Federal National Mortgage Assoc. D/N ....    4.66      05/19/99        49,883,500
                  15,000,000  Federal National Mortgage Assoc. D/N ....    4.66      05/20/99        14,963,108
                   5,000,000  Federal National Mortgage Assoc. D/N ....    5.26      06/01/99         4,977,353
                  12,000,000  Federal National Mortgage Assoc. D/N ....    5.27      06/01/99        11,945,543
                  50,000,000  Federal National Mortgage Assoc. D/N ....    4.73      07/12/99        49,528,000
                  10,000,000  Federal National Mortgage Assoc. D/N ....    5.24      08/04/99         9,875,444
                  30,000,000  Federal National Mortgage Assoc. D/N ....    5.15      08/20/99        29,563,400
                  19,180,000  International Bank for Reconstruction ...    4.73      05/25/99        19,119,519
                                & Development D/N .....................
---------------------------------------------------------------------------------------------------------------
                              Total U.S. Government Agency Issues
                              (Cost $1,291,700,498) ...................                           1,291,579,060
---------------------------------------------------------------------------------------------------------------
U.S.              75,000,000  Federal Farm Credit Banks ...............    4.72      08/19/99        74,986,755
Government        50,000,000  Federal Farm Credit Banks ...............    4.78      01/20/00        50,000,000
Agency            20,000,000  Federal Farm Credit Banks ...............    5.04      07/24/00        20,056,238
Issues --         70,000,000  Federal Home Loan Banks .................    4.91      11/09/99        69,974,740
Variable          15,000,000  Federal Home Loan Banks .................    4.91      11/12/99        14,995,272
Rate -- 41.6%     50,000,000  Federal Home Loan Banks .................    4.80      03/17/00        49,978,512

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments -- Continued
April 30, 1999

===============================================================================================================
                                                                         Interest    Maturity         Value
                  Face Amount                                             Rate*        Date         (Note 1a)
===============================================================================================================
U.S.             $100,000,000   Federal Home Loan Banks ...............   4.81%     04/14/00     $   99,962,621
Government         26,000,000   Federal Home Loan Banks ...............   4.97      04/24/00         25,990,070
Agency            100,000,000   Federal Home Loan Mortgage Corp.          4.73      03/20/00         99,929,373
Issues --         100,000,000   Federal National Mortgage Assoc. ......   4.86      07/15/99         99,989,726
Variable          100,000,000   Federal National Mortgage Assoc. ......   4.69      07/28/99         99,979,748
Rate               25,000,000   Federal National Mortgage Assoc. ......   4.77      07/30/99         24,995,159
(continued)        54,800,000   Federal National Mortgage Assoc. ......   4.86      07/30/99         54,788,758
                   25,000,000   Federal National Mortgage Assoc. ......   4.92      08/19/99         24,994,462
                  100,000,000   Student Loan Marketing Assoc. .........   4.86      09/15/99         99,970,458
                  100,000,000   Student Loan Marketing Assoc. .........   4.76      12/03/99         99,961,532
                   25,000,000   Student Loan Marketing Assoc. .........   4.86      01/12/00         24,996,773
                   10,000,000   Student Loan Marketing Assoc. .........   4.79      02/04/00          9,998,166
                   50,000,000   Student Loan Marketing Assoc. .........   5.11      02/14/00         49,972,870
---------------------------------------------------------------------------------------------------------------
                                Total U.S. Government Agency Issues
                                -- Variable Rate
                                (Cost $1,095,521,233) .................                           1,095,521,233
---------------------------------------------------------------------------------------------------------------
Repurchase        200,000,000   Lehman Brothers Inc.,
Agreements**                     purchased on 04/30/99 ................   4.90      05/03/99        200,000,000
--9.0%             37,759,000   State Street Bank and Trust,
                                 purchased on 04/30/99 ................   4.80      05/03/99         37,759,000
---------------------------------------------------------------------------------------------------------------
                                Total Repurchase Agreements
                                (Cost $237,759,000) ...................                             237,759,000
---------------------------------------------------------------------------------------------------------------
                                Total Investments --  99.6%
                                (Cost $2,624,980,731) .................                           2,624,859,293
---------------------------------------------------------------------------------------------------------------
                                Other Assets
                                Less Liabilities -- 0.4% ..............                              11,813,013
---------------------------------------------------------------------------------------------------------------
                                Net Assets -- Equivalent to $1.00
                                Per Share on 2,636,793,744 Shares
                                of Beneficial Interest
                                Outstanding -- 100.0% .................                          $2,636,672,306
===============================================================================================================

Note--Costs for federal income tax purposes are the same as those shown above. At April 30, 1999, net unrealized depreciation amounted to $121,438 and is comprised of $138,520 of appreciation and $259,958 in depreciation.

 *Repurchase Agreements bear interest payable at fixed dates or upon maturity.
  U.S. Government and Agency Issues are purchased on a discount basis; the interest rate shown is the discount paid at the time of purchase by the Fund. Other U.S. Government and Agency Issues bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at April 30, 1999. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

**Repurchase Agreements are fully collateralized by U.S. Government and Agency
  Obligations.

D/N--Discount Notes

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Statement of Assets and Liabilities
April 30, 1999

====================================================================================================
Assets:
Total investments at value (identified cost $2,624,980,731) (Note 1a)............     $2,624,859,293
Cash ............................................................................          5,328,706
Receivable for investments sold .................................................         25,000,000
Interest receivable .............................................................          7,463,988
Prepaid expense .................................................................            191,175
                                                                                      --------------
   Total assets .................................................................      2,662,843,162
                                                                                      --------------
Liabilities:
Advisory fee payable (Note 2) ...................................................            437,354
Payable for investments purchased ...............................................         25,000,000
Dividends payable ...............................................................            425,320
Accrued expenses ................................................................            308,182
                                                                                      --------------
   Total liabilities ............................................................         26,170,856
                                                                                      --------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 2,636,793,744 shares of beneficial interest outstanding) .......................     $2,636,672,306
                                                                                      ==============

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Statement of Operations
For the Year Ended April 30, 1999

=========================================================================================
Investment Income:
Interest and discount earned (Note 1d) .................................     $130,445,341
                                                                             ------------
Expenses:
Investment advisory fee (Note 2) .......................    $  7,841,106
Registration fees ......................................         371,777
Dividend and transfer agency fees ......................         319,531
Accounting and custodian services ......................         171,907
Legal and audit fees ...................................          33,234
Printing and shareholder reports .......................          28,039
Trustees' fees (Note 5) ................................          24,604
Insurance ..............................................          12,092
Miscellaneous ..........................................          47,141
                                                            ------------
   Total expense .......................................       8,849,431
Waived investment advisory fee (Note 2) ................      (2,872,035)       5,977,396
                                                            ------------     ------------
   Net investment income ...............................................      124,467,945
Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions .........         180,541
Net unrealized appreciation of investments .............          80,459
                                                            ------------
   Net realized and unrealized gain from investments ...................          261,000
                                                                             ------------
Net Increase in Net Assets Resulting From Operations ...................     $124,728,945
                                                                             ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Statement of Changes in Net Assets

======================================================================================================
                                                                          Year Ended April 30,
                                                                 -------------------------------------
                                                                        1999                1998
                                                                 -----------------   -----------------
Increase in Net Assets:

Operations:
Net investment income ........................................    $  124,467,945      $  105,733,741
Net realized gain from investment transactions ...............           180,541             113,052
Net unrealized appreciation of investments ...................            80,459             216,971
                                                                  --------------      --------------
Net increase in net assets resulting from operations .........       124,728,945         106,063,764
Total declared as dividends to shareholders (Note 4) .........      (124,648,486)       (105,846,793)
Capital share transactions (Note 3) ..........................       521,999,418          96,976,511
                                                                  --------------      --------------
Net increase in net assets ...................................       522,079,877          97,193,482

Net Assets:

Beginning of year ............................................     2,114,592,429       2,017,398,947
                                                                  --------------      --------------
End of year ..................................................    $2,636,672,306      $2,114,592,429
                                                                  ==============      ==============

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Financial Highlights

                                                                          Year Ended April 30,
                                               --------------------------------------------------------------------------
                                                    1999           1998           1997           1996           1995
=========================================================================================================================
Net Asset Value, beginning of period .........        $1.00          $1.00          $1.00          $1.00          $1.00
Income from Investment Operations:
 Net investment income .......................         .050           .053           .052           .055           .049
Less Distributions:
 Dividends from net investment
  income .....................................        (.050)         (.053)         (.052)         (.055)         (.049)
                                                      -----          -----          -----          -----          -----
Net Asset Value, end of period ...............        $1.00          $1.00          $1.00          $1.00          $1.00
                                                      =====          =====          =====          =====          =====
Total Return .................................         5.16%          5.48%          5.31%          5.67%          4.99%
Ratios/Supplemental Data:
 Net Assets, end of period (000) .............   $2,636,672     $2,114,592     $2,017,399     $1,643,625     $1,601,085
 Ratio of expenses to average net
  assets (before waiver) .....................          .36%           .37%           .38%           .38%           .37%
 Ratio of expenses to average net
  assets (after waiver) ......................          .24%           .25%           .26%           .26%           .24%
 Ratio of net investment income,
  including realized and unrealized
  gains and losses, to average net
  assets (before waiver) .....................         4.90%          5.24%          5.07%          5.37%          4.82%
 Ratio of net investment income,
  including realized and unrealized
  gains and losses, to average net
  assets (after waiver) ......................         5.02%          5.36%          5.19%          5.49%          4.95%

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Schedule of Investments
April 30, 1999

====================================================================================================
                                                                Interest     Maturity       Value
                   Face Amount                                    Rate*        Date       (Note 1a)
====================================================================================================
U.S.              $ 25,000,000  U.S. Treasury Bills ..........    4.41%     05/06/99    $ 24,985,069
Government           2,235,000  U.S. Treasury Bills ..........    4.42      05/06/99       2,233,665
Issues -- 99.0%      6,848,000  U.S. Treasury Bills ..........    4.41      05/13/99       6,838,185
                    30,000,000  U.S. Treasury Bills ..........    4.42      05/13/99      29,957,000
                     5,520,000  U.S. Treasury Bills ..........    4.57      05/13/99       5,512,088
                    13,584,000  U.S. Treasury Bills ..........    4.43      05/20/99      13,552,813
                    36,300,000  U.S. Treasury Bills ..........    4.47      05/20/99      36,216,661
                     4,142,000  U.S. Treasury Bills ..........    4.49      05/20/99       4,132,491
                     1,569,000  U.S. Treasury Bills ..........    4.50      05/20/99       1,565,398
                    50,500,000  U.S. Treasury Bills ..........    4.36      05/27/99      50,341,711
                    17,000,000  U.S. Treasury Bills ..........    4.50      05/27/99      16,946,714
                     5,462,000  U.S. Treasury Bills ..........    4.55      05/27/99       5,444,880
                    10,139,000  U.S. Treasury Bills ..........    4.24      06/03/99      10,098,199
                    18,000,000  U.S. Treasury Bills ..........    4.40      06/03/99      17,927,565
                    30,000,000  U.S. Treasury Bills ..........    4.47      06/10/99      29,855,000
                    35,000,000  U.S. Treasury Bills ..........    4.42      06/24/99      34,770,837
                     6,000,000  U.S. Treasury Bills ..........    4.28      07/01/99       5,955,572
                    46,000,000  U.S. Treasury Bills ..........    4.38      07/01/99      45,659,383
                     3,990,000  U.S. Treasury Bills ..........    4.40      07/01/99       3,960,455
                    38,500,000  U.S. Treasury Notes ..........    6.25      05/31/99      38,542,111
                    45,000,000  U.S. Treasury Notes ..........    6.75      05/31/99      45,064,688
                    45,000,000  U.S. Treasury Notes ..........    6.00      06/30/99      45,100,197
                    20,000,000  U.S. Treasury Notes ..........    6.75      06/30/99      20,068,750
                    50,000,000  U.S. Treasury Notes ..........    6.38      07/15/99      50,179,690
                   117,500,000  U.S. Treasury Notes ..........    6.88      08/31/99     118,307,812
                    10,000,000  U.S. Treasury Notes ..........    5.75      09/30/99      10,043,750
----------------------------------------------------------------------------------------------------
                                Total Investments -- 99.0%
                                (Cost $673,304,901) ..........                           673,260,684
----------------------------------------------------------------------------------------------------
                                Other Assets Less Liabilities -- 1.0%                      7,079,803
----------------------------------------------------------------------------------------------------
                                Net Assets -- Equivalent to $1.00
                                Per Share on 680,384,704 Shares
                                of Beneficial Interest
                                Outstanding -- 100.0% ........                          $680,340,487
====================================================================================================

Note--Costs for federal income tax purposes are the same as those shown above. At April 30, 1999, net unrealized depreciation amounted to $44,217 and is comprised of $17,058 in appreciation and $61,275 in depreciation.

*U.S. Treasury Bills are purchased on a discount basis; the interest rate shown is the discount paid at the time of purchase by the Fund. U.S. Treasury Notes bear interest payable at fixed dates or upon maturity.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Statement of Assets and Liabilities
April 30, 1999

=============================================================================================
Assets:
Total investments at value (identified cost $673,304,901) (Note 1a) ..........   $673,260,684
Cash .........................................................................      1,284,506
Interest receivable ..........................................................      5,965,124
Prepaid expense ..............................................................         21,234
                                                                                 ------------
   Total assets ..............................................................    680,531,548
                                                                                 ------------
Liabilities:
Advisory fee payable (Note 2) ................................................        121,434
Accrued expenses .............................................................         45,933
Dividends payable ............................................................         23,694
                                                                                 ------------
   Total liabilities .........................................................        191,061
                                                                                 ------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price,
 based on 680,384,704 shares of beneficial interest outstanding) .............   $680,340,487
                                                                                 ============

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Statement of Operations
For the Year Ended April 30, 1999

==========================================================================================
Investment Income:
Interest and discount earned (Note 1d) .................................      $36,994,913
                                                                              -----------
Expenses:
Investment advisory fee (Note 2) .......................    $  2,628,306
Registration fees ......................................         114,272
Dividend and transfer agency fees ......................         107,291
Accounting and custodian services ......................          87,331
Legal and audit fees ...................................          12,423
Printing and shareholder reports .......................           9,878
Trustees' fees (Note 5) ................................           7,156
Insurance ..............................................           4,277
Miscellaneous ..........................................          23,626
                                                            ------------
   Total expense .......................................       2,994,560
Waived investment advisory fee (Note 2) ................      (1,098,411)       1,896,149
                                                            ------------      -----------
   Net investment income ...............................................       35,098,764
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions .........         339,022
Net unrealized depreciation of investments .............        (984,043)
                                                            ------------
   Net realized and unrealized loss from investments ...................         (645,021)
                                                                              -----------
Net Increase in Net Assets Resulting From Operations ...................      $34,453,743
                                                                              ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Statement of Changes in Net Assets

                                                                             Year Ended April 30,
                                                                      ---------------------------------
                                                                            1999               1998
=======================================================================================================
Increase (Decrease) in Net Assets:

Operations:
Net investment income .............................................    $  35,098,764      $  33,442,403
Net realized gain from investment transactions ....................          339,022            384,816
Net unrealized appreciation (depreciation) of investments .........         (984,043)           886,152
                                                                       -------------      -------------
Net increase in net assets resulting from operations ..............       34,453,743         34,713,371
Total declared as dividends to shareholders (Note 4) ..............      (35,437,786)       (33,827,219)
Capital share transactions (Note 3) ...............................      (77,872,328)       146,466,848
                                                                       -------------      -------------
Net increase (decrease) in net assets .............................      (78,856,371)       147,353,000

Net Assets:

Beginning of year .................................................      759,196,858        611,843,858
                                                                       -------------      -------------
End of year .......................................................    $ 680,340,487      $ 759,196,858
                                                                       =============      =============

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Financial Highlights

                                                                            Year Ended April 30,
                                                   ----------------------------------------------------------------------
                                                     1999           1998           1997           1996           1995
=========================================================================================================================
Net Asset Value, beginning of period .........        $1.00          $1.00          $1.00          $1.00          $1.00
Income from Investment Operations:
 Net investment income .......................         .046           .051           .049           .052           .045
Less Distributions:
 Dividends from net investment
  income .....................................        (.046)         (.051)         (.049)         (.052)         (.045)
                                                   --------       --------       --------       --------       --------
Net Asset Value, end of period ...............        $1.00          $1.00          $1.00          $1.00          $1.00
                                                   ========       ========       ========       ========       ========
Total Return .................................         4.76%          5.24%          5.08%          5.37%          4.68%
Ratios/Supplemental Data:
 Net Assets, end of period (000) .............     $680,340       $759,197       $611,844       $514,123       $342,844
 Ratio of expenses to average net
  assets (before waiver) .....................          .39%           .41%           .42%           .41%           .44%
 Ratio of expenses to average net
  assets (after waiver) ......................          .25%           .26%           .27%           .26%           .29%
 Ratio of net investment income,
  including realized and unrealized
  gains and losses, to average net
  assets (before waiver) .....................         4.36%          5.11%          4.85%          5.09%          4.58%
 Ratio of net investment income,
  including realized and unrealized
  gains and losses, to average net
  assets (after waiver) ......................         4.50%          5.26%          5.00%          5.24%          4.73%

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments
April 30, 1999

========================================================================================================
                                                                                                 Value
                 Face Amount                              Issue                                (Note 1a)
========================================================================================================

Alabama --      $20,000,000     Montgomery, Alabama IDB PCR (General Electric Co.)
1.0%                              CP 3.10% due 05/06/1999 ...............................    $20,000,000
--------------------------------------------------------------------------------------------------------
Arizona --                      Salt River Project of Arizona, Agricultural Improvement &
2.4%                              Electrical Systems Revenue CP:
                 16,500,000     3.10% due 05/07/1999 ....................................     16,500,000
                 31,339,000     3.25% due 07/22/1999 ....................................     31,339,000
--------------------------------------------------------------------------------------------------------
Arkansas --      10,000,000     Arkansas Hospital Equipment Finance Authority Revenue
0.8%                              (AHA Pooled Financing Program) VRDN 4.05% due
                                  11/01/2028 (a) ........................................     10,000,000
                  4,880,000     Arkansas State Development Finance Authority Single
                                  Family Mortgage Revenue (Series C) FXRDN 3.00%
                                  due 03/01/2000 ........................................      4,880,000
--------------------------------------------------------------------------------------------------------
Colorado --      11,695,000     Denver, Colorado City & County Airport Revenue
2.0%                              (Municipal Securities Trust Receipts--SGA 18) VRDN
                                  4.03% due 11/15/2025 (a) ..............................     11,695,000
                 11,300,000     Fort Morgan, Colorado Waterworks & Distribution
                                  Enterprise Water Revenue VRDN 4.05% due
                                  12/01/2017 (a) ........................................     11,300,000
                  5,600,000     Montrose, Colorado IDR (Scaled Manufacturing Inc.)
                                  VRDN 4.15% due 12/01/2005 (a) .........................      5,600,000
                 10,000,000     Pitkin County, Colorado IDR (Aspen Skiing Co. Project--
                                  Series A) DDN 4.30% due 04/01/2016 (a) ................     10,000,000
--------------------------------------------------------------------------------------------------------
District of                     District of Columbia General Fund Recovery DDN:
Columbia --      10,450,000     (Series B-1) 4.40% due 06/01/2003 (a) ...................     10,450,000
5.9%             38,800,000     (Series B-2) 4.40% due 06/01/2003 (a) ...................     38,800,000
                 31,900,000     (Series B-3) 4.40% due 06/01/2003 (a) ...................     31,900,000
                 16,000,000     District of Columbia Housing Finance Agency Single
                                  Family Mortgage Revenue (Series 98-B) FXRDN
                                  3.80% due 06/23/1999 ..................................     16,000,000
                 18,000,000     District of Columbia Metropolitan Airports Authority
                                  Passenger Facilities Revenue CP 3.35% due
                                  07/28/1999 ............................................     18,000,000
--------------------------------------------------------------------------------------------------------
Florida --       44,400,000     Capital Projects Finance Authority Revenue (Florida
6.8%                              Hospital Association Capital Projects--Series A) VRDN
                                  4.05% due 06/01/2028 (a) ..............................     44,400,000
                  9,900,000     Eagle Tax-Exempt Trust--Florida State Board of
                                  Education--Series 96C0917) FXRDN 2.90% due
                                  05/03/1999 ............................................      9,900,000
                 10,000,000     Florida State Board of Education Capital Outlay
                                  (Municipal Securities Trust Receipts--SGA 67) DDN
                                  4.30% due 06/01/2022 (a) ..............................     10,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1999

=============================================================================================================
                                                                                                     Value
                   Face Amount                               Issue                                 (Note 1a)
=============================================================================================================
Florida                           Greater Orlando Aviation Authority Airport Facilities
(continued)                         Revenue CP:
                  $15,000,000     (Series A-51) 3.10% due 05/20/1999 ........................    $15,000,000
                    8,000,000     (Series A-51) 3.45% due 05/20/1999 ........................      8,000,000
                   20,000,000     Gulf Breeze, Florida Health Care Facilities Revenue
                                    (Heritage Health Care Project) VRDN 4.15% due
                                    01/01/2024 (a) ..........................................     20,000,000
                    4,700,000     Lee County, Florida IDA Revenue (Raymond Building
                                    Supply Corp.) VRDN 4.15% due 04/01/2017 (a) ...............      4,700,000
                                  Sunshine State Governmental Financing Commission
                                    Revenue CP:
                   16,600,000     3.20% due 05/05/1999 ......................................     16,600,000
                    4,900,000     3.20% due 06/24/1999 ......................................      4,900,000
-------------------------------------------------------------------------------------------------------------
Georgia --          6,810,000     Albany & Dougherty County, Georgia Hospital Authority
5.6%                                Revenue (Phoebe Putney Memorial Hospital) VRDN
                                    4.05% due 09/01/2026 (a) ................................      6,810,000
                    6,700,000     Atlanta, Georgia Urban Residential Finance Authority
                                    M/F Revenue (The Park at Lakewood) VRDN 4.10%
                                    due 11/01/2022 (a) ......................................      6,700,000
                    5,400,000     Atlanta, Georgia Urban Residential Finance Authority
                                    M/F Revenue (New Community East Lake Project)
                                    VRDN 4.10% due 11/01/2028 (a) ...........................      5,400,000
                    9,240,000     Bartow County, Georgia Development Authority PCR
                                    (Georgia Power Co.) DDN 4.30% due 03/01/2024 (a) ........      9,240,000
                    6,425,000     Burke County, Georgia Development Authority PCR
                                    (Georgia Power Co.) DDN 4.30% due 04/01/2025 (a) ........      6,425,000
                    1,000,000     Columbus, Georgia Development Authority IDR (Georgia
                                    Packaging Inc.) VRDN 4.15% due 01/01/2012 (a) ...........      1,000,000
                                  Eagle Tax-Exempt Trust--State of Georgia GO/FXRDN:
                   19,145,000     (Series 981002) 3.15% due 07/27/1999 ......................     19,145,000
                   20,245,000     (Series 981003) 3.15% due 07/27/1999 ......................     20,245,000
                    9,000,000     La Grange, Georgia Development Authority IDR (Reltec
                                    Corp. Project) VRDN 4.10% due 12/01/2021 (a) ............      9,000,000
                    6,000,000     Monroe County, Georgia Development Authority PCR
                                    (Georgia Power Co.) DDN 4.30% due 07/01/2025 (a) ........      6,000,000
                   20,000,000     Southern Georgia Hospital Authority Revenue (Georgia
                                    Alliance of Community Hospitals) VRDN 4.00% due
                                    04/01/2029 (a) ..........................................     20,000,000
-------------------------------------------------------------------------------------------------------------
Idaho --            3,575,000     Madison, Idaho Economic Development Corp. IDR
0.2%                                (Floyd Wilcox & Sons, Inc. Project) VRDN 4.15% due
                                    08/01/2012 (a) ..........................................      3,575,000
-------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1999

=============================================================================================================
                                                                                                     Value
                 Face Amount                                 Issue                                 (Note 1a)
=============================================================================================================
Illinois --    $ 2,700,000      Aurora, Illinois IDR (Aztech Engineering Inc. Project)
6.7%                              VRDN 4.20% due 10/01/2018 (a) ..............................  $ 2,700,000
                 5,985,000      Chicago, Illinois Board of Education (BTP 288) FXRDN
                                  3.00% due 07/29/1999 .......................................    5,985,000
                 4,300,000      Chicago, Illinois IDR (Enterprise Center Project) VRDN
                                  4.02% due 06/01/2022 (a) ...................................    4,300,000
                 6,400,000      Chicago, Illinois Solid Waste Disposal Facilities Revenue
                                  (Groot Industries Inc.) VRDN 4.20% due 12/01/2015 (a)           6,400,000
                 3,150,000      Des Plaines, Illinois IDR (East Golf Road LLC Project)
                                  VRDN 4.20% due 05/01/2017 (a) ..............................    3,150,000
                 3,300,000      Elgin, Illinois IDR (Starro Precision Products Inc.) VRDN
                                  4.20% due 06/01/2025 (a) ...................................    3,300,000
                 2,200,000      Geneva, Illinois IDR (Continental Envelope Corp.
                                  Project) VRDN 4.20% due 09/01/2006 (a) .....................    2,200,000
                10,000,000      Illinois Health Facilities Authority Revenue (Evanston
                                  Hospital Corp.--Series E) CP 2.95% due 11/30/1999 ..........   10,000,000
                 5,900,000      Illinois Health Facilities Authority Revenue (Resurrection
                                  Health Care Systems) DDN 4.30% due 05/01/2011 (a)...........    5,900,000
                23,000,000      Illinois Health Facilities Authority Revenue (Northwestern
                                  Memorial Hospital) DDN 4.30% due 08/15/2025 (a) ............   23,000,000
                21,800,000      Illinois Health Facilities Authority Revenue (University of
                                  Chicago) DDN 4.30% due 08/01/2026 (a) ......................   21,800,000
                 7,025,000      Illinois Health Facilities Authority Revenue (Riverside Health
                                  Systems--Series B) VRDN 4.05% due 11/15/2016 (a) ...........    7,025,000
                 5,000,000      Illinois Health Facilities Authority Revenue (Pekin
                                  Memorial Hospital) VRDN 4.07% due 08/15/2017 (a) ...........    5,000,000
                10,000,000      Illinois Health Facilities Authority Revenue (Friend Village
                                  of Schaumburg--Series 97-B) VRDN 4.15% due
                                  12/01/2020 (a) .............................................   10,000,000
                 2,000,000      Illinois State Development Finance Authority IDR (CPR/
                                  Downers Grove Partnership) VRDN 3.90% due
                                  12/01/2005 (a) .............................................    2,000,000
                 1,600,000      Illinois State Development Finance Authority IDR (Revcor
                                 Inc. Project) VRDN 4.05% due 06/01/2008 (a) .................   1,600,000
                 3,125,000      Illinois State Development Finance Authority IDR (Rockford
                                  College Project) VRDN 4.10% due 02/01/2001 (a) .............    3,125,000
                 3,500,000      Illinois State Development Finance Authority IDR (Design
                                  Automotive LLC Project) VRDN 4.20% due 06/01/2011 (a)           3,500,000
                 2,500,000      Illinois State Educational Facilities Authority Revenue
                                  (Art Institute of Chicago) VRDN 4.05% due 03/01/2027 (a)        2,500,000
                 2,570,000      Peoria, Illinois IDR (CDC Realty L.P. Project) VRDN
                                  4.15% due 12/01/2014 (a) ...................................    2,570,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1999

                                                                                                   Value
                   Face Amount                               Issue                               (Note 1a)
=============================================================================================================
Illinois         $ 4,000,000      Upper Illinois River Valley Authority, Solid Waste
(continued)                         Disposal Revenue (Exolon-Esk Co. Project) VRDN
                                    4.15% due 12/01/2021 (a) ...............................  $ 4,000,000
-------------------------------------------------------------------------------------------------------------
Indiana --         6,580,000      Anderson, Indiana EDR (Applecreek Commons L.P.)
4.6%                                VRDN 4.10% due 12/01/2027 (a) ..........................    6,580,000
                   2,665,000      Bloomington, Indiana EDR (Bloomington Square Project)
                                    VRDN 4.05% due 12/01/2008 (a) ..........................    2,665,000
                  14,000,000      Carmel Clay, Indiana School District TAN 3.70% due
                                    12/31/1999 .............................................   14,031,720
                   2,500,000      Connersville, Indiana EDR (Inland Southern Corp.
                                    Project) VRDN 4.10% due 02/01/2012 (a) .................    2,500,000
                   2,500,000      Crawfordsville, Indiana EDR (Performance Master LLC
                                    Project) VRDN 4.20% due 10/01/2018 (a) .................    2,500,000
                   4,465,000      Elkhart County, Indiana EDR (Patriot Homes Inc. Project)
                                    VRDN 4.15% due 08/01/2012 (a) ..........................    4,465,000
                   3,000,000      Greencastle, Indiana IDR (Crown Equipment Corp.
                                    Project) VRDN 4.15% due 02/01/2011 (a) .................    3,000,000
                     740,000      Greendale, Indiana EDR (Pripak Inc. Project) VRDN
                                    4.15% due 12/01/2003 (a) ...............................      740,000
                   2,490,000      Indiana State Development Finance Authority EDR (Hart
                                    Housing Group Inc. Project) VRDN 4.15% due
                                    06/01/2011 (a) .........................................    2,490,000
                   3,055,000      Indiana State Development Finance Authority EDR (Haulin
                                   Trailers Project) VRDN 4.35% due 12/01/2017 (a) .........   3,055,000
                   1,960,000      Indiana State Development Finance Authority IDR
                                    (Centurion Industries Inc. Project) VRDN 4.15% due
                                    10/01/2005 (a) .........................................    1,960,000
                   4,655,000      Indiana State Educational Facilities Authority Revenue
                                    (Wesleyan University Project) VRDN 4.05% due
                                    12/01/2015 (a) .........................................    4,655,000
                   5,000,000      Indiana State Health Facilities Financing Authority
                                    Revenue (Hartsfield Village Project) VRDN 4.05% due
                                    08/15/2027 (a) .........................................    5,000,000
                                  Indiana State Transportation Finance Authority Airport
                                    Facilities (Lease Revenue) VRDN:
                  10,770,000      (BTP 217) 4.05% due 11/01/2008 (a) .......................   10,770,000
                   6,735,000      (BTP 218) 4.05% due 11/01/2009 (a) .......................    6,735,000
                   6,930,000      (BTP 219) 4.05% due 11/01/2010 (a) .......................    6,930,000
                   2,000,000      Muncie, Indiana IDR (Diamond Plastics Corp. Project)
                                    VRDN 4.15% due 10/01/2006 (a) ..........................    2,000,000
                   1,535,000      New Castle, Indiana EDR (Barden Homes Indiana Inc.)
                                    VRDN 4.15% due 08/01/2010 (a) ..........................    1,535,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1999

=============================================================================================================
                                                                                                  Value
                   Face Amount                              Issue                               (Note 1a)
=============================================================================================================
Indiana          $ 7,735,000      Rockport, Indiana PCR (AEP Generating Co. Project--
(continued)                         Series B) DDN 4.25% due 07/01/2025 (a) ................  $ 7,735,000
-------------------------------------------------------------------------------------------------------------
Kansas --         47,400,000      Butler County, Kansas Solid Waste Disposal &
2.5%                                Cogeneration Revenue (Texaco Refining & Marketing)
                                    DDN 4.30% due 08/01/2024 (a) ..........................   47,400,000
                   1,150,000      Spring Hill, Kansas IDR (Abrasive Engineering Project)
                                    VRDN 4.02% due 10/01/2016 (a) .........................    1,150,000
-------------------------------------------------------------------------------------------------------------
Kentucky --        4,540,000      Crestview Hill, Kentucky Industrial Building Revenue
4.5%                                (Thomas More College Project) VRDN 4.05% due
                                    11/01/2018 (a) ........................................    4,540,000
                   2,090,000      Elva-New Harmony-Oak Level Fire Protection District
                                    Lease Revenue (Kentucky Area Development
                                    Districts--Series A-1) VRDN 4.05% due
                                    12/01/2031 (a) ........................................    2,090,000
                   3,500,000      Graves County, Kentucky IDR (Seaboard Farms
                                    Kentucky Inc. Project) VRDN 4.05% due
                                    12/01/2012 (a) ........................................    3,500,000
                   1,480,000      Harvey Brewers Fire Protection District Lease Revenue
                                    (Kentucky Area Development Districts--Series C-1)
                                    VRDN 4.05% due 12/01/2031 (a) .........................    1,480,000
                                  Jefferson County, Kentucky Industrial Building Revenue
                                    (Thomas Development Project) VRDN:
                   1,700,000      4.15% due 04/10/2010 (a) ................................    1,700,000
                   1,010,000      4.15% due 10/01/2011 (a) ................................    1,010,000
                                  Kentucky Area Development Districts Financing Trust
                                    Lease Program Revenue (Calloway County Fire
                                    District) VRDN:
                   2,770,000      (Series D-1) 4.05% due 12/01/2031 (a) ...................    2,770,000
                     490,000      (Series D-2) 4.05% due 12/01/2031 (a) ...................      490,000
                   3,275,000      (Series E-1) 4.05% due 12/01/2031 (a) ...................    3,275,000
                   2,085,000      (Series F-1) 4.05% due 12/01/2031 (a) ...................    2,085,000
                     490,000      (Series F-2) 4.05% due 12/01/2031 (a) ...................      490,000
                                  Kentucky Area Development Districts Financing Trust
                                    Lease Program Revenue (Lyon County Fire District)
                                    VRDN:
                   2,150,000      (Series G-1) 4.05% due 12/01/2031 (a) ...................    2,150,000
                     490,000      (Series G-2) 4.05% due 12/01/2031 (a) ...................      490,000
                   1,020,000      (Series I-1) 4.05% due 12/01/2031 (a) ...................    1,020,000
                     490,000      (Series I-2) 4.05% due 12/01/2031 (a) ...................      490,000
                   2,125,000      Kentucky Area Development Districts Financing Trust
                                    Lease Program Revenue (Symsonia County Fire
                                    District--Series H-1) VRDN 4.05% due 12/01/2031 (a)......    2,125,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1999


=============================================================================================================
                                                                                                    Value
                      Face Amount                             Issue                               (Note 1a)
=============================================================================================================
Kentucky             $18,850,000     Kentucky Economic Development Finance Authority
(continued)                            Revenue (Pooled Hospital Loan) VRDN 4.10% due
                                       08/01/2018 (a) ......................................    $18,850,000
                       9,835,000     Kentucky Economic Development Finance Authority
                                       Hospital Facilities Revenue (St. Elizabeth's Medical
                                       Center Inc.) VRDN 4.07% due 05/01/2017 (a) ..........      9,835,000
                      19,700,000     Kentucky State Pollution Abatement and Water Resource
                                       Finance Authority PCR (Toyota Motor) DDN 5.25%
                                       due 08/13/2006 (a) ..................................     19,700,000
                       5,500,000     Middletown, Kentucky Revenue (Christian Academy
                                       Project) VRDN 4.05% due 07/01/2022 (a) ..............      5,500,000
                         220,000     Muhlenberg County, Kentucky Airport District (Financing
                                       Trust Lease Program Revenue--Series B-1) VRDN
                                       4.05% due 12/01/2031 (a) ............................        220,000
                       3,500,000     Shelby County, Kentucky IDR (Truss Co. Inc./Kingbrook
                                       Commerce Park LLC Project) VRDN 4.15% due
                                       06/01/2018 (a) ......................................      3,500,000
-------------------------------------------------------------------------------------------------------------
Maine --              11,600,000     Biddeford, Maine BAN 4.00% due 06/01/1999 .............     11,601,892
1.6%                   2,350,000     Gray, Maine Revenue (Advance Realty Project) VRDN
                                       4.15% due 10/01/2011 (a) ............................      2,350,000
                       1,580,000     Lewiston, Maine Revenue (Geiger Brothers Project)
                                       VRDN 3.50% due 09/01/2004 (a) .......................      1,580,000
                       3,575,000     Millinocket, Maine IDB Revenue (Gardner Chipmills
                                       Project) VRDN 4.15% due 03/01/2005 (a) ..............      3,575,000
                       1,660,000     Saco, Maine IDR (First Light Technology Project) VRDN
                                       4.15% due 04/01/2007 (a) ............................      1,660,000
                       6,500,000     State of Maine GO 3.50% due 06/23/1999 ................      6,504,683
                       4,495,000     Topsham, Maine Revenue (Village Candle Inc.) VRDN
                                       4.15% due 08/01/2013 (a) ............................      4,495,000
-------------------------------------------------------------------------------------------------------------
Maryland --            1,200,000     Anne Arundel County, Maryland EDR (Atlas Container
0.6%                                   Corp. Project) VRDN 4.20% due 04/01/2006 (a) ........      1,200,000
                      10,000,000     Gaithersburg, Maryland EDR (Asbury Methodist) VRDN
                                       4.00% due 07/01/2027 (a) ............................     10,000,000
-------------------------------------------------------------------------------------------------------------
Massachusetts --       5,125,000     Clipper Tax-Exempt Trust--Massachusetts State Housing
5.6%                                   Finance Agency (Series A) VRDN 4.11% due
                                       05/01/2007 (a) ......................................      5,125,000
                       8,792,000     Clipper Tax-Exempt Trust--Massachusetts State Housing
                                       Finance Agency (Series 98-B) VRDN 4.06% due
                                       07/20/2007 (a) ......................................      8,792,000
                      14,230,000     Massachusetts State GO (Tender Option--BTP 231)
                                       FXRDN 3.25% due 07/28/1999 ..........................     14,230,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1999

=============================================================================================================
                                                                                                    Value
                    Face Amount                               Issue                               (Note 1a)
=============================================================================================================
Massachusetts     $ 9,900,000      Massachusetts State GO (Tender Option--BTP 259)
(continued)                          FXRDN 3.00% due 07/29/1999 ...............................  $ 9,900,000
                    6,000,000      Massachusetts State Health & Educational Facilities
                                     Authority Revenue (Capital Asset Program--Series E)
                                     DDN 4.20% due 01/01/2035 (a) ...........................    6,000,000
                    6,000,000      Massachusetts State Health & Educational Facilities
                                     Authority Revenue (Wellesley College--Series G)
                                     DDN 4.15% due 07/01/2039 (a) ...........................    6,000,000
                    2,685,000      Massachusetts State Industrial Finance Agency IDR
                                     (Hi-Tech Mold & Tool) VRDN 4.15% due
                                     06/01/2018 (a) .........................................    2,685,000
                    9,370,000      Pittsfield, Massachusetts BAN 3.25% due 11/23/1999 .......    9,379,462
                    8,500,000      Southbridge, Massachusetts BAN 3.30% due
                                     07/16/1999 .............................................    8,505,311
                    4,600,000      Springfield, Massachusetts BAN 4.00% due 09/02/1999 ......    4,606,788
                                     Whitman-Hanson Regional School District BAN:
                   10,350,000      3.75% due 10/15/1999 .....................................   10,370,126
                   10,300,000      3.25% due 04/21/2000 .....................................   10,304,835
                    6,000,000      Worcester, Massachusetts BAN 3.25% due 08/26/1999 ........    6,002,825
                    6,900,000      Worcester, Massachusetts Regional Transit Authority
                                     RAN 3.90% due 06/18/1999 ...............................    6,901,310
-------------------------------------------------------------------------------------------------------------
Michigan --         7,000,000      Dearborn, Michigan Economic Development Corp.
2.8%                                 Revenue (Henry Ford Village Inc. Project) VRDN
                                     4.05% due 10/01/2023 (a) ...............................    7,000,000
                   12,000,000      Michigan State Strategic Fund Limited Obligation
                                     Revenue (Detroit Edison Co.) DDN 4.30% due
                                     09/01/2030 (a) .........................................   12,000,000
                                   University of Michigan (University Medical Service
                                     Revenue) DDN:
                   14,530,000      (Series A) 4.25% due 12/01/2019 (a) ......................   14,530,000
                   21,350,000      (Series A) 4.25% due 12/01/2027 (a) ......................   21,350,000
-------------------------------------------------------------------------------------------------------------
Mississippi --     16,500,000      Mississippi State Hospital Equipment & Facilities
0.8%                                 Authority Revenue (North Mississippi Health Services)
                                     CP 3.35% due 06/22/1999 ................................   16,500,000
-------------------------------------------------------------------------------------------------------------
Missouri --           720,000      Jefferson County, Missouri IDA Revenue (Sinclair &
0.3%                                 Rush Inc. Project) VRDN 4.15% due 11/01/2001 (a) .......      720,000
                    2,175,000      Missouri State Development Finance Board IDR
                                     (Filtration Group Inc.) VRDN 4.20% due
                                     03/01/2012 (a) .........................................    2,175,000
                    2,010,000      Sikeston, Missouri IDA Revenue (Heritage American
                                     Homes LP/ North Ridge Homes Inc. Project) VRDN
                                     4.15% due 07/01/2009 (a) ...............................    2,010,000
-------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1999

=============================================================================================================
                                                                                                      Value
                       Face Amount                              Issue                               (Note 1a)
=============================================================================================================
Nevada --             $11,290,000     Eagle Tax-Exempt Trust--Clark County, Nevada School
0.6%                                    District (Series 962804) GO/FXRDN 2.95% due
                                        05/03/1999 ...........................................    $11,290,000
-------------------------------------------------------------------------------------------------------------
New Hampshire --        2,400,000     New Hampshire State Business Finance Authority
0.5%                                    Revenue (Hydra LLC Inc.) VRDN 4.15% due
                                        11/01/2006 (a) .......................................      2,400,000
                        1,120,000     New Hampshire State Business Finance Authority
                                        Revenue (Freed's Bakery Inc. Project) VRDN 4.15%
                                        due 05/02/2011 (a) ...................................      1,120,000
                        6,400,000     New Hampshire State Business Finance Authority
                                        Revenue (Montgomery Wire Corp.) VRDN 4.05% due
                                        02/01/2014 (a) .......................................      6,400,000
-------------------------------------------------------------------------------------------------------------
New Jersey --          10,000,000     Passaic County, New Jersey BAN 4.00% due
0.5%                                    09/24/1999 ...........................................     10,018,531
-------------------------------------------------------------------------------------------------------------
New Mexico --          26,920,000     Farmington, New Mexico PCR (Arizona Public Service
1.4%                                    Co.--Series B) DDN 4.25% due 09/01/2024 (a) ..........     26,920,000
-------------------------------------------------------------------------------------------------------------
New York --            10,000,000     Municipal Securities Trust (Triborough Bridge & Tunnel
0.5%                                    Authority--Series 9863) FXRDN 3.15% due
                                        08/13/1999 ...........................................     10,000,000
-------------------------------------------------------------------------------------------------------------
North Carolina --       6,800,000     Raleigh-Durham, North Carolina Airport Authority Special
0.3%                                    Facilities Revenue (American Airlines--Series A) DDN
                                        4.25% due 11/01/2015 (a) .............................      6,800,000
-------------------------------------------------------------------------------------------------------------
Ohio --                 6,855,000     Akron, Ohio Metropolitan Housing Authority Facilities
12.7%                                   Revenue (Administration Building Project) VRDN
                                        4.02% due 04/01/2018 (a) .............................      6,855,000
                        5,000,000     Brunswick, Ohio City School District BAN 3.57% due
                                        07/08/1999 ...........................................      5,005,315
                       14,575,000     Cleveland, Ohio City School District RAN/VRDN 3.00%
                                        due 07/29/1999 (a) ...................................     14,575,000
                        4,000,000     Cuyahoga County, Ohio IDR (Motch Corp. Project)
                                        VRDN 4.15% due 02/01/2003 (a) ........................      4,000,000
                        3,500,000     Eagle Tax-Exempt Trust--Ohio Water Development
                                        Authority (Ohio Edison) VRDN 4.01% due
                                        07/01/2015 (a) .......................................      3,500,000
                        4,800,000     Eagle Tax-Exempt Trust--(Ohio Edison Series 953509)
                                        VRDN 4.01% due 07/01/2015 (a) ........................      4,800,000
                       15,000,000     Eagle Tax-Exempt Trust--Cleveland Water (Series
                                        983501) GO/VRDN 4.06% due 01/01/2025 (a) .............     15,000,000
                       22,065,000     Eagle Tax-Exempt Trust--Ohio State Turnpike Revenue
                                        (Series 983502) FXRDN 4.06% due 02/15/2020 ...........     22,065,000
                        5,000,000     Edgewood, Ohio City School District BAN 3.70% due
                                        06/30/1999 ...........................................      5,004,459


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1999

=============================================================================================================
                                                                                                  Value
                   Face Amount                              Issue                               (Note 1a)
=============================================================================================================
Ohio             $ 5,175,000      Franklin County, Ohio M/F Revenue (Community
(continued)                         Housing Network) VRDN 4.00% due 03/01/2027 (a) ........  $ 5,175,000
                   4,900,000      Gates Mills, Ohio BAN 3.50% due 11/18/1999 ..............    4,907,839
                   8,750,000        Hamilton County, Ohio Hospital Facilities Revenue
                                    (Children's Hospital Medical Center) VRDN 3.95% due
                                    05/15/2017 (a) ........................................    8,750,000
                   6,900,000      James A. Garfield Local School District BAN 3.38% due
                                    06/01/1999 ............................................    6,901,585
                   5,000,000      Lorain County, Ohio Independent Living Facilities
                                    Revenue (Elyria United Methodist Project) VRDN
                                    4.00% due 06/01/2022 (a) ..............................    5,000,000
                   4,370,000      Lucas-Beacon Place Housing Development Corp. M/F
                                    Revenue (Beacon Place Apartments Project) FXRDN
                                    3.10% due 09/15/1999 ..................................    4,370,000
                   6,950,000      Mahoning County, Ohio Health Care Facilities Revenue
                                    (Shepherd of the Valley Lutheran Home & Retirement
                                    Center) VRDN 4.05% due 09/01/2020 (a) .................    6,950,000
                   5,535,000      Mahoning County, Ohio Health Care Facilities Revenue
                                    (Shepherds Woods Project) VRDN 4.00% due
                                    09/01/2022 (a) ........................................    5,535,000
                   4,950,000      Marion, Ohio BAN 3.53% due 12/15/1999 ...................    4,955,380
                   3,280,000      Mentor, Ohio IDR (Risch Investments/Roll-Kraft Project)
                                    VRDN 4.15% due 08/01/2017 (a) .........................    3,280,000
                  13,850,000      Middleburg Heights, Ohio Hospital Revenue (Southwest
                                    General Health) VRDN 3.95% due 08/15/2022 (a) .........   13,850,000
                  17,300,000      Montgomery County, Ohio Revenue (Miami Valley
                                    Hospital--Series B) CP 3.35% due 06/22/1999 ...........   17,300,000
                   3,870,000      New Lexington, Ohio City School District BAN 3.65%
                                    due 08/04/1999 ........................................    3,873,494
                   7,500,000      Ohio State Air Quality Development Authority Revenue
                                    (Duquesne Light Co. Project--Series 88) CP 3.55%
                                    due 05/27/1999 ........................................    7,500,000
                   5,000,000      Ohio State Housing Finance Agency Mortgage
                                    Revenue--Residential (Series A-2) FXRDN 3.05% due
                                    03/01/2000 ............................................    5,000,000
                  11,000,000      Orange, Ohio City School District BAN 3.44% due
                                    08/18/1999 ............................................   11,026,400
                   4,170,000      Ottawa County, Ohio IDR (Adrian Sand & Stone Inc.
                                    Project) VRDN 4.15% due 10/01/2008 (a) ................    4,170,000
                   7,625,000      Perrysburg, Ohio Exempt Village School District BAN
                                    3.82% due 07/15/1999 ..................................    7,637,841
                   9,520,000      Southwest Licking Local School District BAN 3.69% due
                                    06/15/1999 ............................................    9,526,236

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1999

=============================================================================================================
                                                                                                    Value
                     Face Amount                              Issue                               (Note 1a)
=============================================================================================================
Ohio               $ 4,000,000      Southwest Local School District BAN 3.83% due
(continued)                           06/17/1999 ............................................  $ 4,003,450
                     4,250,000      Southwest Local School District BAN 3.73% due
                                      07/20/1999 ............................................    4,256,274
                     4,500,000      Sycamore, Ohio Community School District BAN 4.20%
                                      due 06/29/1999 ........................................    4,508,257
                     4,500,000      Sycamore, Ohio Community School District BAN 3.85%
                                      due 07/28/1999 ........................................    4,509,145
                     7,100,000      Trumbull County, Ohio BAN 4.00% due 04/13/2000 ..........    7,144,517
                     6,500,000      Willoughby, Ohio IDR (Kennedy Group Inc. Project)
                                      VRDN 4.15% due 09/01/2018 (a) .........................    6,500,000
-------------------------------------------------------------------------------------------------------------
Oklahoma --          5,000,000      Muskogee, Oklahoma Industrial PCR (Oklahoma Gas &
0.3%                                  Electric Co.) VRDN 4.05% due 01/01/2025 (a) ...........    5,000,000
-------------------------------------------------------------------------------------------------------------
Oregon --            3,972,400      Oregon State EDR (Sheffer Corp. Project--Series 185)
0.4%                                  VRDN 4.15% due 12/01/2013 (a) .........................    3,972,400
                     4,810,000      Oregon State EDR (Kettle Foods Project--Series 186)
                                      VRDN 4.05% due 12/01/2018 (a) .........................    4,810,000
-------------------------------------------------------------------------------------------------------------
Pennsylvania --                     Allegheny County, Pennsylvania Hospital Development
5.1%                                  Authority Revenue (Presbyterian Health Center)
                                      VRDN:
                     3,800,000      (Series A) 4.05% due 03/01/2020 (a) .....................    3,800,000
                    12,500,000      (Series B) 4.05% due 03/01/2020 (a) .....................   12,500,000
                     6,000,000      (Series C) 4.05% due 03/01/2020 (a) .....................    6,000,000
                     7,650,000      (Series D) 4.05% due 03/01/2020 (a) .....................    7,650,000
                     1,200,000      Allegheny County, Pennsylvania IDA Revenue (Parkway
                                      Center Project) VRDN 3.95% due 05/01/2009 (a) .........    1,200,000
                    24,660,000      Dauphin County, Pennsylvania General Authority
                                      Revenue (School District Pooled Financing) VRDN
                                      4.15% due 09/01/2032 (a) ..............................   24,660,000
                                    Montgomery County, Pennsylvania Higher Education &
                                      Health Authority Revenue (Higher Education & Health
                                      Loan) VRDN:
                    19,580,000      4.05% due 06/01/2021 (a) ................................   19,580,000
                     4,800,000      4.05% due 08/01/2021 (a) ................................    4,800,000
                     2,700,000      Montgomery County, Pennsylvania Higher Education &
                                      Health Authority Revenue (Philadelphia Presbytery)
                                      VRDN 4.05% due 07/01/2025 (a) .........................    2,700,000
                     7,425,000      Pennsylvania State GO (Tender Option--BTP 86)
                                      GO/VRDN 3.00% due 07/29/1999 (a) ......................    7,425,000
                     9,030,000      Pennsylvania State GO (Tender Option--BTP 235)
                                      GO/VRDN 3.00% due 07/29/1999 (a) ......................    9,030,000
-------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1999

=============================================================================================================
                                                                                                      Value
                       Face Amount                              Issue                               (Note 1a)
=============================================================================================================
Rhode Island --       $15,950,000     East Providence, Rhode Island TAN 3.50% due
1.6%                                    07/07/1999 ...........................................    $15,963,082
                        5,500,000     Rhode Island State Health & Educational Building Corp.
                                        Revenue (La Salle Academy) VRDN 3.90% due
                                        03/01/2029 (a) .......................................      5,500,000
                        2,660,000     Rhode Island State Housing & Mortgage Finance Corp.
                                        (Smith Building Development Corp.) VRDN 4.25% due
                                        12/01/2028 (a) .......................................      2,660,000
                        2,500,000     Rhode Island State Industrial Facilities Corporation IDR
                                        (Capital Development Corp. Project) VRDN 3.00% due
                                        11/01/2005 (a) .......................................      2,500,000
                        5,425,000     Rhode Island State Resource Recovery Corp. (Landfill
                                        Lease) GO 4.00% due 07/30/1999 .......................      5,428,876
-------------------------------------------------------------------------------------------------------------
South Carolina --       2,500,000     South Carolina Economic Development Authority EDR
1.3%                                    (Parkway Products Inc. Project) VRDN 4.15% due
                                        11/01/2007 (a) .......................................      2,500,000
                        7,230,000     South Carolina Economic Development Authority IDR
                                        (Core Materials Corp. Project) VRDN 4.15% due
                                        04/01/2013 (a) .......................................      7,230,000
                       15,000,000     South Carolina Public Service Authority Electrical
                                        Systems Revenue CP 3.15% due 05/03/1999 ..............     15,000,000
-------------------------------------------------------------------------------------------------------------
Tennessee --            4,000,000     Coffee County, Tennessee Industrial Board Inc. IDR
2.9%                                    (Hillsdale Tool & Manufacturing Co. Project) VRDN
                                        4.15% due 06/01/2017 (a) .............................      4,000,000
                       19,775,000     Johnson City, Tennessee Municipal Securities Trust
                                        (SGA 45) DDN 4.30% due 05/01/2021 (a) ................     19,775,000
                        9,500,000     Memphis & Shelby County, Tennessee Industrial Board
                                        PCR (Birmingham Steel Corp. Project) VRDN 4.15%
                                        due 10/01/2026 (a) ...................................      9,500,000
                        7,000,000     Montgomery County, Tennessee Public Building Authority
                                        (Pooled Financing Revenue) VRDN 4.00% due
                                        07/01/2015 (a) .......................................      7,000,000
                        4,300,000     Nashville & Davidson County, Tennessee IDB Revenue
                                        (Gibson Guitar Project) VRDN 4.15% due
                                        03/01/2011 (a) .......................................      4,300,000
                        2,600,000     Nashville & Davidson County, Tennessee IDB Revenue
                                        (Hickory M/F Housing Revenue) VRDN 4.00% due
                                        06/01/2015 (a) .......................................      2,600,000
                       10,000,000     Shelby County, Tennessee (Series 98-A) CP 3.20% due
                                        05/11/1999 ...........................................     10,000,000
-------------------------------------------------------------------------------------------------------------
Texas --               20,000,000     ABN-AMRO Muni Tops--Dallas, Texas Waterworks &
7.2%                                    Sewer Systems Revenue (Series 9819) FXRDN 3.10%
                                        due 06/09/1999 .......................................     20,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1999

=======================================================================================================
                                                                                               Value
                   Face Amount                              Issue                            (Note 1a)
=======================================================================================================
Texas            $ 5,750,000      ABN-AMRO Muni Tops--Houston, Texas Airport Systems
(continued)                         Revenue (Series 9815) FXRDN 3.25% due
                                    06/02/1999 ...........................................  $ 5,750,000
                   9,000,000      ABN-AMRO Muni Tops--San Antonio, Texas Electric &
                                    Gas Revenue (Series 9822) FXRDN 3.20% due
                                    06/02/1999 ...........................................    9,000,000
                  70,200,000      Harris County, Texas Health Facilities Development
                                    Corp. Revenue (Methodist Hospital) DDN 4.30% due
                                    12/01/2025 (a) .......................................   70,200,000
                   2,000,000      Harris County, Texas IDC PCR (Shell Oil Co. Project)
                                    DDN 4.25% due 04/01/2027 (a) .........................    2,000,000
                  12,800,000      Houston, Texas Water & Sewer Systems Revenue
                                    Municipal Securities Trust (Series SGA 73) VRDN
                                    4.03% due 12/01/2023 (a) .............................   12,800,000
                   4,000,000      Mesquite, Texas IDR (Morrison Products) VRDN 4.15%
                                    due 01/10/2010 (a) ...................................    4,000,000
                   1,485,000      Montgomery County, Texas IDC Revenue (Sawyer
                                    Research Products Inc.) VRDN 4.15% due
                                    02/04/2015 (a) .......................................    1,485,000
                   5,135,000      Texas State (BTP 308) GO 3.00% due 07/29/1999 ..........    5,135,000
                  10,600,000      Texas State Public Finance Authority Revenue (Series B)
                                    CP 3.15% due 05/06/1999 ..............................   10,600,000
-------------------------------------------------------------------------------------------------------
Utah --           10,000,000      Intermountain Power Agency Power Supply Revenue
0.5%                                (Series A-63) FXRDN 2.80% due 05/01/1999 .............   10,000,000
-------------------------------------------------------------------------------------------------------
Vermont --         2,300,000      Vermont IDA Revenue (Burlington Project) VRDN 4.06%
0.1%                                due 12/01/2011 (a) ...................................    2,300,000
-------------------------------------------------------------------------------------------------------
Virginia --        2,100,000      Brunswick County, Virginia IDA Exempt Facilities
0.1%                                Revenue (Aegis Waste Solutions Inc.) VRDN 4.05%
                                    due 01/01/2017 (a) ...................................    2,100,000
-------------------------------------------------------------------------------------------------------
Washington --     26,745,000      Eagle Tax-Exempt Trust--Port of Seattle, Washington
2.4%                                Passenger Facility Charge (Series 984705) FXRDN
                                    3.15% due 07/28/1999 .................................   26,745,000
                  14,680,000      Eagle Tax-Exempt Trust--Washington State Public
                                    Power Supply System (Nuclear Project Number 1--
                                    Series 964702) FXRDN 2.90% due 05/03/1999 ............   14,680,000
                   6,200,000      King County, Washington Municipal Securities Trust
                                    Receipts (Series SGA 19) VRDN 4.03% due
                                    01/01/2027 (a) .......................................    6,200,000
-------------------------------------------------------------------------------------------------------
Wisconsin --       1,310,000      Appleton, Wisconsin IDR (Valley Packaging Industries
2.5%                                Inc. Project) VRDN 4.05% due 02/01/2011 (a) ..........    1,310,000
                   3,900,000      Ashland, Wisconsin School District TRAN 3.60% due
                                    08/27/1999 ...........................................    3,901,224

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1999

=======================================================================================================
                                                                                                Value
                   Face Amount                             Issue                              (Note 1a)
=======================================================================================================
Wisconsin         $ 3,700,000     De Forest, Wisconsin Area School District TRAN 3.80%
(continued)                         due 09/17/1999 ......................................   $ 3,704,763
                                  Deerfield, Wisconsin IDR (Interpane Coatings Project)
                                    VRDN:
                    1,100,000     4.05% due 05/01/2003 (a) ..............................     1,100,000
                    1,635,000     4.15% due 05/01/2003 (a) ..............................     1,635,000
                    2,220,000     Milwaukee, Wisconsin Redevelopment Authority
                                    Revenue (Jensar Corp. Project) VRDN 4.20% due
                                    03/01/2007 (a) ......................................     2,220,000
                    8,515,000     Monroe, Wisconsin School District BAN 3.55% due
                                    12/01/1999 ..........................................     8,524,111
                    1,045,000     Oshkosh, Wisconsin IDR (Automatic Handling Inc.)
                                    VRDN 4.15% due 06/01/2006 (a) .......................     1,045,000
                      500,000     Plymouth, Wisconsin IDR (Great Lakes Cheese Inc.
                                    Project) VRDN 4.10% due 08/01/2024 (a) ..............       500,000
                    5,000,000     Sturtevant, Wisconsin IDR (Andis Co. Project--Series A)
                                    VRDN 4.05% due 12/01/2016 (a) .......................     5,000,000
                    3,500,000     Tomah, Wisconsin School District TRAN 3.85% due
                                    09/21/1999 ..........................................     3,505,295
                    3,750,000     Verona, Wisconsin Area School District TRAN 3.90%
                                    due 08/26/1999 ......................................     3,753,130
                    6,000,000     Waupica, Wisconsin School District BAN 3.20% due
                                    12/01/1999 ..........................................     6,005,940
                    5,800,000     Wisconsin State Public Power Inc. Systems Revenue
                                    Municipal Trust Receipts (Series SGA 2) VRDN 4.03%
                                    due 07/01/2021 (a) ..................................     5,800,000
-------------------------------------------------------------------------------------------------------
Wyoming --                        Laramie County, Wyoming IDR (Cheyenne Light Fuel &
3.4%                                Power Co.) VRDN:
                    3,500,000     4.10% due 09/01/2021 (a) ..............................     3,500,000
                    5,000,000     4.10% due 03/01/2027 (a) ..............................     5,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1999

==========================================================================================================
                                                                                                 Value
                 Face Amount                              Issue                                (Note 1a)
==========================================================================================================
Wyoming          $24,200,000  Sweetwater County, Wyoming PCR (Idaho Power Co.
(continued)                     Project--Series B) DDN 4.25% due 07/15/2026 (a) ..........  $   24,200,000
                  34,400,000  Uinta County, Wyoming PCR (Chevron USA Inc. Project)
                                DDN 4.25% due 08/15/2020 (a) .............................      34,400,000
----------------------------------------------------------------------------------------------------------
                              Total Investments (Cost $1,934,387,496) --  99.0% ..........   1,934,387,496
----------------------------------------------------------------------------------------------------------
                              Other Assets Less Liabilities --  1.0% .....................      18,687,403
----------------------------------------------------------------------------------------------------------
                              Net Assets -- Equivalent to $1.00 Per Share on
                              1,953,192,778 Shares of Beneficial Interest
                              Outstanding -- 100.0% ......................................  $1,953,074,899
==========================================================================================================

================================================================================
(a) The interest rate is subject to change periodically based on a certain index. The rates shown are those in effect at April 30, 1999. For variable rate demand instruments, the next coupon date on which the interest is to be adjusted is deemed the maturity date for valuation.

Note--Cost for federal income tax purposes is the same as that shown above.

================================================================================
Portfolio Abbreviations for Merrill Lynch Institutional Tax-Exempt Fund

BAN   Bond Anticipation Notes
CP    Commercial Paper
DDN   Daily Demand Notes
EDR   Economic Development Revenue
FXRDN Fixed Rate Demand Notes
GO    General Obligation
IDA   Industrial Development Authority
IDB   Industrial Development Board
IDC   Industrial Development Corporation
IDR   Industrial Development Revenue
M/F   Multi-Family
PCR   Pollution Control Revenue
RAN   Revenue Anticipation Notes
TAN   Tax Anticipation Notes
TRAN  Tax and Revenue Anticipation Notes
VRDN  Variable Rate Demand Notes
--------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Statement of Assets and Liabilities
April 30, 1999
================================================================================

Assets:
Investments, at amortized cost and value (Note 1a) ..........................  $1,934,387,496
Cash ........................................................................       2,703,681
Interest receivable .........................................................      13,118,583
Receivable for investments sold .............................................       3,355,000
Prepaid expense .............................................................          76,631
                                                                               --------------
   Total assets .............................................................   1,953,641,391
                                                                               --------------
Liabilities:
Advisory fee payable (Note 2) ...............................................         303,967
Dividends payable ...........................................................         168,541
Accrued expenses ............................................................          93,984
                                                                               --------------
   Total liabilities ........................................................         566,492
                                                                               --------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on 1,953,192,778 shares of beneficial interest outstanding) ..........  $1,953,074,899
                                                                               ==============

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Statement of Operations
For the Year Ended April 30, 1999
================================================================================

Investment Income:
Interest and discount earned (Note 1d) ............................      $68,693,927
                                                                         -----------
Expenses:
Investment advisory fee (Note 2) ................    $  8,910,128
Registration fees ...............................         430,653
Dividend and transfer agency fees ...............         217,493
Accounting and custodian services ...............         156,619
Legal and audit fees ............................          29,268
Printing and shareholder reports ................          23,522
Trustees' fees (Note 5) .........................          19,509
Insurance .......................................          10,501
Miscellaneous ...................................          17,387
                                                     ------------
     Total expense ..............................       9,815,080
Waived investment advisory fee (Note 2) .........      (4,885,992)         4,929,088
                                                     ------------        -----------
     Net investment income ........................................       63,764,839
Net realized loss from investment transactions ....................             (538)
                                                                         -----------
Net Increase in Net Assets Resulting From Operations ..............      $63,764,301
                                                                         ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Statements of Changes in Net Assets

                                                                                    Year Ended April 30,
                                                                           -------------------------------------
                                                                                  1999                 1998
================================================================================================================
Increase in Net Assets:

Operations:

Net investment income ..................................................     $   63,764,839       $   54,181,204
Net realized loss from investment transactions .........................               (538)             (15,572)
                                                                             --------------       --------------
Net increase in net assets resulting from operations ...................         63,764,301           54,165,632
Total declared as dividends to shareholders (Note 4) ...................        (63,752,758)         (54,172,922)
Capital share transactions (Note 3) ....................................        148,621,747          800,793,413
                                                                             --------------       --------------
Net increase in net assets .............................................        148,633,290          800,786,123

Net Assets:

Beginning of period ....................................................      1,804,441,609        1,003,655,486
                                                                             --------------       --------------
End of period, including undistributed net investment income of $134,601 and $134,601 and accumulated capital losses of $252,480 and $264,023
respectively (Note 1g and Note 4) ......................................     $1,953,074,899       $1,804,441,609
                                                                             ==============       ==============

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Financial Highlights

                                                                          Year Ended April 30,
                                                 --------------------------------------------------------------------
                                                      1999           1998           1997          1996         1995
=====================================================================================================================
Net Asset Value, beginning of period ...........        $1.00          $1.00          $1.00        $1.00        $1.00
 Net investment income .........................          .03            .04            .03          .04          .03
 Dividends from net investment income ..........         (.03)          (.04)          (.03)        (.04)        (.03)
                                                        -----          -----          -----        -----        -----
Net Asset Value, end of period .................        $1.00          $1.00          $1.00        $1.00        $1.00
                                                        =====          =====          =====        =====        =====
Total Return ...................................         3.22%          3.59%          3.41%        3.68%        3.20%
Ratios/Supplemental Data:
  Net Assets, end of period (000) ..............   $1,953,075     $1,804,442     $1,003,655     $667,205     $403,903
 Ratio of expenses to average net assets
  (before waiver) ..............................          .49%           .49%           .52%         .54%         .56%
 Ratio of expenses to average net assets
  (after waiver) ...............................          .24%           .24%           .27%         .29%         .31%
 Ratio of net investment income, to average net
  assets (before waiver) .......................         2.92%          3.28%          3.12%        3.35%        2.90%
 Ratio of net investment income, to average net
  assets (after waiver) ........................         3.17%          3.53%          3.37%        3.60%        3.15%

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements
================================================================================

1. Significant Accounting Policies

Merrill Lynch Funds For Institutions Series (the "Trust") was organized as a Massachusetts business trust on May 7, 1987, and is registered under the Investment Company Act of 1940 as a diversified, open-end management company. On June 15, 1998, Merrill Lynch Rated Institutional Fund commenced operations as a separate series of the Trust. On January 27, 1997, Merrill Lynch Premier Institutional Fund commenced operations as a separate series of the Trust. The Trust has a fiscal year end of April 30. The following is a summary of significant accounting policies consistently followed by the Trust in conformity with generally accepted accounting principles.

     (a) The value of the Premier Institutional, Institutional, Rated Institutional, Government and Treasury Fund portfolio securities is determined on the basis of fair value as determined in good faith by the Trustees of the Trust. In determining fair value, securities for which market quotations are readily available are valued at market value. Other securities, if any, are valued at their fair value in the best judgment of Fund Asset Management, L.P., ("FAM") under procedures established by, and under the supervision of, the Trustees. Securities with remaining maturities of 60 days or less are valued by use of the amortized cost method. Institutional Tax-Exempt Fund's portfolio securities are carried at amortized cost which approximates market value.

     For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

     (b) It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     (c) Realized gains and losses on investments are computed on the basis of identified cost of the security sold.

     (d) Security transactions are accounted for on the date the securities are purchased or sold (the trade date). Interest income (after adjustment for amortization of premium or accretion of discount) is recorded as earned.

     (e) Prepaid registration fees are charged to income as the related shares are sold.

     (f) Repurchase agreements--The Premier Institutional Fund, the Institutional Fund, the Rated Institutional Fund and the Government Fund invest in U.S. Government & Agency securities pursuant to repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities daily and, if necessary, receives additional securities to ensure that the contract is adequately collateralized.

     (g) During the year ended April 30, 1999, Merrill Lynch Institutional Tax-Exempt Fund reclassified amounts to reflect a decrease of $12,081 in both accumulated capital losses and undistributed net investment income as a result of permanent differences arising from different treatments of market discount for book and tax purposes.

2. Investment Advisory Fees and Other
Transactions with Affiliates

FAM, a subsidiary of Merrill Lynch & Co., Inc., provides investment advisory and corporate administrative services to the Trust for a fee, subject to certain limitations, at the following annual rates:

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements -- Continued
================================================================================

                                Percentage of Average Daily Net Assets
                               -----------------------------------------
Premier Institutional
Fund .......................    .15%
Institutional Fund .........    .40% up to and including $250,000,000
                               plus .375% over $250,000,000 up to and
                                including $500,000,000
                               plus .35% over $500,000,000 up to and
                                including $750,000,000
                               plus .325% over $750,000,000
Rated Institutional
Fund .......................    .20%
Government Fund
and Treasury Fund ..........    .35% up to and including $500,000,000
                               plus .335% over $500,000,000 up to and
                                including $750,000,000
                               plus .32% over $750,000,000 up to and
                                including $1,000,000,000
                               plus .30% over $1,000,000,000
Institutional
Tax-Exempt Fund ............    .45% up to and including $1,500,000,000
                               plus .425% over $1,500,000,000 up to and
                                including $2,000,000,000
                               plus .40% over $2,000,000,000

     During its initial offering period, FAM agreed to waive a portion of its advisory fee for the Rated Institutional Fund. For the period ended April 30, 1999, the effective fee payable to FAM was 0.16% of the Fund's average daily assets. FAM has agreed to waive a portion of its advisory fees for the Institutional, Government, Treasury and Tax-Exempt Funds. The effective fee payable to FAM will be at the annual rate of 0.20% of each Fund's average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice.

     For the period ended April 30, 1999, FAM waived a portion of its fees amounting to $10,424,799 for the Institutional Fund, $154,017 for the Rated Institutional Fund, $2,872,035 for the Government Fund, $1,098,411 for the Treasury Fund and $4,885,992 for the Institutional Tax-Exempt Fund.

     All officers and certain trustees of the Trust are affiliated with Merrill Lynch & Co., Inc.

3. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest in the Premier Institutional Fund, Institutional Fund, Rated Institutional Fund, Government Fund and Treasury Fund ($.01 par value) and Institutional Tax-Exempt Fund ($.10 par value) of a single class. At April 30, 1999, capital paid-in aggregated $10,629,868,833 for Premier Institutional Fund, $8,061,745,017 for Institutional Fund, $437,668,275 for Rated Institutional Fund, $2,636,793,744 for Government Fund, $680,384,704 for Treasury Fund and $1,953,192,778 for Institutional Tax-Exempt Fund. Transactions in shares at a constant net asset value of $1.00 per share were as follows:

                                              Year Ended April 30,
                                      ----------------------------------
Premier Institutional Fund                   1999                1998
-----------------------------------   -----------------   --------------
Shares sold .......................   118,945,464,135     80,884,136,647
Shares issued to shareholders
 in reinvestment of dividends .....       383,116,366        239,118,722
                                      ---------------     --------------
  Total ...........................   119,328,580,501     81,123,255,369
Shares redeemed ...................   115,344,184,289     77,301,915,817
                                      ---------------     --------------
  Net increase ....................     3,984,396,212      3,821,339,552
                                      ===============     ==============
                                              Year Ended April 30,
                                      ----------------------------------
Institutional Fund                          1999                1998
-----------------------------------   ----------------   ---------------
Shares sold .......................   44,168,257,580     42,976,137,621
Shares issued to shareholders
 in reinvestment of dividends .....      364,014,371        314,438,784
                                      --------------     --------------
  Total ...........................   44,532,271,951     43,290,576,405
Shares redeemed ...................   43,844,221,739     42,118,189,627
                                      --------------     --------------
  Net increase ....................      688,050,212      1,172,386,778
                                      ==============     ==============
                                           Period
                                           Ended
                                         April 30,
Rated Institutional Fund                    1999
-----------------------------------   ---------------
Shares sold .......................   4,497,694,629
Shares issued to shareholders
 in reinvestment of dividends .....      15,592,631
                                      -------------
  Total ...........................   4,513,287,260
Shares redeemed ...................   4,075,718,985
                                      -------------
  Net increase ....................     437,568,275
                                      =============

     Prior to June 15, 1998 (commencement of operations) there were 100,000 shares of beneficial interest outstanding which were owned by FAM.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements -- Continued
================================================================================

                                              Year Ended April 30,
                                      ---------------------------------
Government Fund                             1999                1998
-----------------------------------   ----------------   --------------
Shares sold .......................   14,384,418,297     11,216,903,849
Shares issued to shareholders
 in reinvestment of dividends .....      115,470,085        100,120,146
                                      --------------     --------------
  Total ...........................   14,499,888,382     11,317,023,995
Shares redeemed ...................   13,977,888,964     11,220,047,484
                                      --------------     --------------
  Net increase ....................      521,999,418         96,976,511
                                      ==============     ==============
                                              Year Ended April 30,
                                      ---------------------------------
Treasury Fund                                1999               1998
-----------------------------------   -----------------   -------------
Shares sold .......................   3,344,371,792       4,496,611,001
Shares issued to shareholders
 in reinvestment of dividends .....     33,682,662           31,614,356
                                      -------------       -------------
  Total ...........................   3,378,054,454       4,528,225,357
Shares redeemed ...................   3,455,926,782       4,381,758,509
                                      -------------       -------------
  Net increase (decrease) .........    (77,872,328)         146,466,848
                                      =============       =============
                                             Year Ended April 30,
Institutional                         -------------------------------
Tax-Exempt Fund                             1999              1998
-----------------------------------   ---------------   -------------
Shares sold .......................   9,221,984,624     9,422,006,794
Shares issued to shareholders
 in reinvestment of dividends .....      59,822,347        50,969,555
                                      -------------     -------------
  Total ...........................   9,281,806,971     9,472,976,349
Shares redeemed ...................   9,133,185,224     8,672,182,936
                                      -------------     -------------
  Net increase ....................     148,621,747       800,793,413
                                      =============     =============

4. Distributions

The Funds declare dividends daily, pay dividends monthly and automatically reinvest such dividends in additional Fund shares at net asset value, unless shareholders request payment in cash. Dividends for the Premier Institutional, Institutional, Rated Institutional, Government and Treasury Funds are declared from the total net investment income plus or minus realized gains or losses, if any, on investments.

 Dividends for the Institutional Tax-Exempt Fund are declared from net investment income-excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually, after deducting prior years' loss carryovers. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

     At April 30, 1999, the Institutional Tax-Exempt Fund had net capital loss carryovers of $252,269 of which $90,891 expire in the year 2001, $17,520 expire in 2002, $140,040 expire in 2003 and $3,818 expire in 2007.

5. Trustees' Fees

Each Trustee who is not affiliated with the Trust or its adviser is paid an annual fee of $36,000 by the Trust. Trustees' fees are allocated among the six series of the Trust based on the net assets under management.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
================================================================================

To the Trustees and Shareholders of
MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Merrill Lynch Funds For Institutions Series (the "Trust"), consisting of Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Rated Institutional Fund, Merrill Lynch Government Fund, Merrill Lynch Treasury Fund, and Merrill Lynch Institutional Tax-Exempt Fund (the "Funds"), as of April 30, 1999, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at April 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the respective Funds of Merrill Lynch Funds For Institutions Series at April 30, 1999, the results of their operations, the changes in their net assets, and their financial highlights for each of the respective periods presented in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 27, 1999

[back cover]

--------------------------------------------------------------------------------

ADMINISTRATOR & DISTRIBUTOR
Merrill Lynch Funds Distributor, Inc.
One Financial Center
Boston, Massachusetts 02111

INVESTMENT ADVISER
Fund Asset Management, L.P.
P.O. Box 9011
Princeton, N.J. 08543-9011

CUSTODIAN & TRANSFER AGENT
State Street Bank & Trust Company
P.O. Box 8118
Boston, Massachusetts 02266-8118

LEGAL COUNSEL
Rogers & Wells
200 Park Avenue
New York, New York 10166

AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, Massachusetts 02110-1617

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Each Fund seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Funds is neither insured nor guaranteed by the U.S. Government.


Merrill Lynch Premier Institutional Fund
Merrill Lynch Institutional Fund
Merrill Lynch Rated Institutional Fund
Merrill Lynch Government Fund
Merrill Lynch Treasury Fund
Merrill Lynch Institutional Tax-Exempt Fund

================================================================================


Merrill Lynch
Funds For Institutions Series
================================================================================
Merrill Lynch Premier Institutional Fund
Merrill Lynch Institutional Fund
Merrill Lynch Rated Institutional Fund
Merrill Lynch Government Fund
Merrill Lynch Treasury Fund
Merrill Lynch Institutional Tax-Exempt Fund



Annual Report
April 30, 1999